As filed with the Securities and Exchange Commission on
                                                              February 27, 1997.
                                                     Registration Nos.  33-37577
                                                                        811-5439


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                          ----------------------------------
                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                           Post-Effective Amendment No. 10

                                        AND/OR

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                   Amendment No. 40



                                  VARIABLE ACCOUNT D
                                          OF
                          FORTIS BENEFITS INSURANCE COMPANY

                              (Exact Name of Registrant)
                          ---------------------------------


                          FORTIS BENEFITS INSURANCE COMPANY
                                 (Name of Depositor)
                                 500 Bielenberg Drive
                              Woodbury, Minnesota 55125
                 (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number, including Area Code:
                                     612-738-5590
                          ---------------------------------

                               RHONDA J. SCHWARTZ, ESQ.
                                 500 Bielenberg Drive
                              Woodbury, Minnesota 55125
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

                         -----------------------------------

It is proposed that this filing will be come effective (check appropriate box):


          immediately upon filing pursuant to paragraph (b) of Rule 485.
    -----

          on _____________ pursuant to paragraph (b) of Rule 485.
    -----

          60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    -----

      X   on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485.
    -----

If appropriate, check the following box:

              This post-effective amendment designated a new effective date for
    -----     a previously filed post-effective amendment.

                        --------------------------------------

An indefinite amount of the securities being offered has been registered pursuant to a declaration under Rule 24f-2 under the Investment Company Act of 1940, set out in the Form N-4 Registration Statement contained in File No. 33-19421. The registrant filed its Rule 24f-2 notice for the year ended December 31, 1996 on February 28, 1997.

                        --------------------------------------

                                VARIABLE ACCOUNT D OF
                          FORTIS BENEFITS INSURANCE COMPANY
                        CROSS REFERENCE SHEET SHOWING LOCATION
                           OF INFORMATION IN PROSPECTUS OR
                          STATEMENT OF ADDITIONAL INFORMATION

            FORM N-4                                PROSPECTUS CAPTION
            --------                                ------------------

1.  Cover Page                         Cover Page

2.  Definitions                        Special Terms Used in This
                                       Prospectus

3.  Synopsis of Highlights             Summary of Certificate Features

4.  Condensed Financial                Further Information About
    Information                        Fortis Benefits

5.  General Description of             Cover Page; Summary of
    Registrant, Depositor and          Certificate Features; Fortis
    Portfolio Companies                Benefits/Fortis Financial Group
                                       Member; The Variable Account;
                                       Series Fund; The Fixed Account;
                                       Further Information About
                                       Fortis Benefits

6.  Deductions                         Summary of Certificate Features;
                                       Charges and Deductions

7.  General Description of             Accumulation Period; General
     Variable Annuity Contracts        Provisions

8.  Annuity Period                     The Annuity Period

9.  Death Benefit                      Summary of Certificate
                                       Features; Accumulation Period

10. Purchase and Contract Value        Accumulation Period

11. Redemptions                        Summary of Certificate
                                       Features; Total and Partial
                                        Surrenders

12. Taxes                              Summary of Certificate
                                       Features; Federal Tax Matters

13. Legal Proceedings                  None

14. Table of Contents of the           Contents of the Statement of Additional
    Statement of Additional            Information
    Information

                                                    STATEMENT OF ADDITIONAL
            FORM N-4                                  INFORMATION CAPTION
            --------                                -----------------------
            (cont'd.)


15. Cover Page                          Cover Page

16. Table of Contents                   Table of Contents

17. General Information and             Ownership of Securities
     History                            (in Prospectus)

18. Services                            Services

19. Purchase of Securities              Reduction in Charges
     Being Offered

20. Underwriters                        Services
21. Calculation of Performance          Appendix A to Statement of
     Data                               additional Information

22. Annuity Payments                    Calculation of Annuity Payments

23. Financial Statements                Variable Account
                                        Financial Statements

FORTIS BENEFITS INSURANCE COMPANY
MAILING ADDRESS:          STREET ADDRESS:                 PHONE: 1-800-800-2638
P.O. BOX 64272            500 BIELENBERG DRIVE                   EXTENSION 3057
ST. PAUL                  WOODBURY
MINNESOTA 55164           MINNESOTA 55125

This Prospectus describes interests under flexible premium deferred combination variable and fixed annuity contracts issued either on a group basis or as individual contracts by Fortis Benefits Insurance Company ("Fortis Benefits"). Participation in a group contract will be accounted for by the issuance of a certificate showing your interest under the group contract. Participation in an individual contract is shown by the issuance of an individual annuity contract. The certificate and the individual contract are hereafter both referred to as the "Certificate". The minimum under a Certificate is generally $5,000 for the initial and $1,000 for each subsequent purchase payment.

A Certificate allows you to accumulate funds on a tax-deferred basis. You may elect a guaranteed interest accumulation option through Fortis Benefits' Fixed Account or a variable return accumulation option through Variable Account D (the "Variable Account") of Fortis Benefits, or a combination of these two options. Under the variable rate accumulation option, you can choose among one or more of the following investment portfolios of Fortis Series Fund, Inc. (the "Series Fund"): Money Market Series, U.S. Government Securities Series, Diversified Income Series, Global Bond Series, High Yield Series, Asset Allocation Series, Global Asset Allocation Series, Value Series, Growth & Income Series, S&P 500 Index Series, Blue Chip Stock Series, Global Growth Series, Growth Stock Series, International Stock Series, and Aggressive Growth Series. The accompanying Prospectus for Fortis Series Fund describes the investment objectives, policies and risks of each of the Portfolios. Under the guaranteed interest accumulation option, you can choose among ten different guarantee periods, each of which has its own interest rate.

The Certificate provides several different types of retirement and death benefits, including fixed and variable annuity income options. Within limits, you may make partial surrenders of the Certificate Value or may totally surrender the Certificate for its Cash Surrender Value.

You have the right to examine a Certificate for ten days from the time you receive the Certificate and return it for a refund of all purchase payments that have been made, without interest or appreciation or depreciation. However, in certain states where permitted by state law the refund will be in the amount of the then current Certificate Value.

This Prospectus gives prospective investors information about the Certificates that they should know before investing. This Prospectus must be accompanied by a current Prospectus of Fortis Series Fund, Inc. Both Prospectuses should be read carefully and kept for future reference.


A Statement of Additional Information, dated May 1, 1997, about certain aspects of the Certificates has been filed with the Securities and Exchange Commission and is available without charge, from Fortis Benefits at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 22 of this Prospectus.


THESE POLICIES ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. FORTIS
MASTERS
VARIABLE
ANNUITY

Certificates Under Flexible
Premium Deferred

Combination Variable and
Fixed Annuity Contracts

PROSPECTUS DATED
May 1, 1997


[FORTIS LOGO]

95961 (Ed. 5/96)

TABLE OF CONTENTS


                                                                                                             PAGE
Special Terms Used in this Prospectus....................................................................          3
Information Concerning Fees and Charges..................................................................          4
Summary of Certificate Features..........................................................................          7
    - Fortis Benefits/Fortis Financial Group Member......................................................          9
    - The Variable Account...............................................................................          9
    - Series Fund........................................................................................          9
The Fixed Account........................................................................................          9
    - Guaranteed Interest Rates/Guarantee Periods........................................................          9
    - Market Value Adjustment............................................................................         10
    - Investments by Fortis Benefits.....................................................................         10
Accumulation Period......................................................................................         11
    - Issuance of a Certificate and Purchase Payments....................................................         11
    - Certificate Value..................................................................................         11
    - Allocation of Purchase Payments and Certificate Value..............................................         11
    - Total and Partial Surrenders.......................................................................         12
    - Benefit Payable on Death of Annuitant or Participant...............................................         12
The Annuity Period.......................................................................................         13
    - Annuity Commencement Date..........................................................................         13
    - Commencement of Annuity Payments...................................................................         13
    - Relationship Between Subaccount Investment Performance and Amount of Variable Annuity Payments.....         14
    - Annuity Forms......................................................................................         14
    - Death of Annuitant or Other Payee..................................................................         14
Charges and Deductions...................................................................................         14
    - Premium Taxes......................................................................................         14
    - Charges Against the Variable Account...............................................................         14
    - Tax Charge.........................................................................................         15
    - Surrender Charge...................................................................................         15
    - Miscellaneous......................................................................................         16
    - Reduction of Charges...............................................................................         16
General Provisions.......................................................................................         16
    - The Certificates...................................................................................         16
    - Postponement of Payments...........................................................................         16
    - Misstatement of Age or Sex and Other Errors........................................................         16
    - Assignment.........................................................................................         16
    - Beneficiary........................................................................................         16
    - Reports............................................................................................         16
Rights Reserved By Fortis Benefits.......................................................................         16
Distribution.............................................................................................         17
Federal Tax Matters......................................................................................         17
Further Information about Fortis Benefits................................................................         19
    - General............................................................................................         19
    - Selected Financial Data............................................................................         19
    - Management's Discussion and Analysis of Financial Condition and Results of Operations..............         19
    - Directors and Executive Officers...................................................................         20
    - Executive Compensation.............................................................................         20
    - Ownership of Securities............................................................................         21
Voting Privileges........................................................................................         21
Legal Matters............................................................................................         22
Other Information........................................................................................         22
Contents of Statement of Additional Information..........................................................         22
Fortis Benefits Financial Statements.....................................................................         24
Appendix A--Sample Market Value Adjustment Calculations..................................................        A-1
Appendix B--Sample Death Benefit Calculations............................................................        B-1
Appendix C--Explanation of Expense Calculations..........................................................        C-1


THE  CERTIFICATES  ARE NOT  AVAILABLE IN  ALL STATES.  THIS PROSPECTUS  DOES NOT
CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FORTIS BENEFITS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FORTIS BENEFITS.

SPECIAL TERMS USED IN THIS PROSPECTUS

ACCUMULATION     The  time  period under  a  Certificate between  the Certificate  Issue  Date and  the Annuity
PERIOD           Commencement Date.
ACCUMULATION     A unit of measure used to calculate the Participants' interest in the Variable Account  during
UNIT             the Accumulation Period.
ANNUITANT        A  person during  whose life  annuity payments  are to  be made  by Fortis  Benefits under the
                 Certificate.
ANNUITY          The date on which the Annuity Period commences.
COMMENCEMENT
DATE
ANNUITY PERIOD   The time period following the Accumulation Period,  during which annuity payments are made  by
                 Fortis Benefits.
ANNUITY UNIT     A unit of measurement used to calculate variable annuity payments.
BENEFICIARY      The person entitled to receive benefits under the terms of the Certificate.
CASH SURRENDER   The  amount payable to  the Participant on  surrender of the  Certificate after all applicable
VALUE            adjustments and deduction of all applicable charges.
CERTIFICATE      The date on which the Certificate becomes effective as shown on the Certificate Data Page.
ISSUE DATE
CERTIFICATE      The sum of the Fixed Account Value and the Variable Account Value.
VALUE
FIXED ACCOUNT    The name of the  alternative under which  purchase payments are  allocated to Fortis  Benefits
                 General Account.
FIXED ACCOUNT    The amount of your Certificate Value which is in the Fixed Account.
VALUE
FIXED ANNUITY    An annuity option under which Fortis Benefits promises to pay the Annuitant or any other payee
OPTION           that you designate one or more fixed payments.
GENERAL ACCOUNT  All  assets of Fortis Benefits other than those  in the Variable Account, and other than those in any other legally segregated separate account established by Fortis Benefits.
GUARANTEED       The rate of interest we credit during any Guarantee Period, on an effective annual basis.
INTEREST RATE
GUARANTEE        The period for which a Guaranteed Interest Rate is credited.
PERIOD
HOME OFFICE      Our office at 500 Bielenberg Drive, Woodbury, Minnesota 55125; 1-800-800-2638, extension 3057;
                 Mailing address: P.O. Box 64272, St. Paul, MN 55164.
MARKET VALUE     Positive or negative adjustment in Fixed Account Value that we make if such value is paid  out
ADJUSTMENT       more  than fifteen days before  or after the end  of a Guarantee Period  in which it was being held.
NET PURCHASE     The gross  amount  of  a  purchase  payment less  any  applicable  premium  taxes  or  similar
PAYMENT          governmental assessments.
NON-QUALIFIED    Certificates  that do not qualify  for the special federal  income tax treatment applicable in
CERTIFICATES     connection with certain retirement plans.
PARTICIPANT      The person or company named in the application for a Certificate, who is entitled to  exercise all rights and privileges of ownership under the Certificate during the Accumulation Period.
PORTFOLIO        Each  separate investment  portfolio of  Series Fund eligible  for investment  by the Variable
                 Account.
QUALIFIED        Certificates that are  qualified for the  special federal income  tax treatment applicable  in
CERTIFICATES     connection with certain retirement plans.
SERIES FUND      Fortis  Series Fund, Inc., a diversified, open-end  management investment company in which the
                 Variable Account invests.
SEVEN YEAR       The seventh anniversary of a Certificate  Issue Date, and each subsequent seventh  anniversary
ANNIVERSARY      of that date.
SUBACCOUNTS      The  several  Subaccounts of  the Variable  Account, each  of  which invests  its assets  in a different Portfolio.
VALUATION DATE   All business days except, with respect to any Subaccount, days on which the related  Portfolio does  not value its shares. Generally,  the Portfolios value their shares  on each day the New
                 York Stock Exchange is open.
VALUATION        The period that starts at  the close of regular  trading on the New  York Stock Exchange on  a
PERIOD           Valuation Date and ends at the close of regular trading on the exchange on the next succeeding
                 Valuation Date.
VARIABLE         The  segregated asset account referred  to as Variable Account  D of Fortis Benefits Insurance
ACCOUNT          Company established to receive and invest purchase payments under Certificates.
VARIABLE         The amount of your Certificate Value in the Subaccounts of the Variable Account.
ACCOUNT VALUE

VARIABLE         An annuity option under which Fortis Benefits promises to pay the Annuitant or any other payee
ANNUITY OPTION   chosen by you one or more payments which vary in amount in accordance with the net  investment experience of the Subaccounts selected by the Annuitant.
WRITTEN REQUEST  A written, signed and dated request, in form and substance satisfactory to Fortis Benefits and received at our Home Office.

 INFORMATION CONCERNING FEES AND CHARGES

 PARTICIPANT TRANSACTION CHARGES

Front-End Sales Charge Imposed on Purchases..............................   0%
Maximum Surrender Charge for Sales Expenses..............................   7%(1)

                                    SURRENDER CHARGE AS A
    NUMBER OF YEARS SINCE           PERCENTAGE OF PURCHASE
PURCHASE PAYMENT WAS CREDITED              PAYMENT
------------------------------      ----------------------
                   Less than 1                 7%
    At least 1 but less than 2                 6%
    At least 2 but less than 3                 5%
    At least 3 but less than 4                 4%
    At least 4 but less than 5                 3%
    At least 5 but less than 6                 2%
    At least 6 but less than 7                 1%
                     7 or more                 0%


       Other Surrender Fees...........................................     0%
       Exchange Fee...................................................     0%
ANNUAL CERTIFICATE ADMINISTRATION CHARGE..............................  $  0
VARIABLE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
        Mortality and Expense Risk Charge.............................  1.25%
        Variable Account Administrative Charge........................   .10%
                                                                         ---
          Total Variable Account Annual Expenses......................  1.35%
OPTIONAL VARIABLE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
        Enhanced Death Benefit Current Charge.........................   .15%
There  is  an  Enhanced Death  Benefit  which can  be  selected at  the  time of application. The current charge  is a mortality risk  charge as set forth  above and  this change can be increased to a  maximum of .30% of the average daily net
assets  of   the  Variable   Account.  (See   "Charges  Against   the   Variable
Account--Enhanced  Death Benefit Charge.") There are two sets of examples below.
One set has been calculated with  the current Enhanced Death Benefit Charge  and the other set has been calculated without it.


 ---------------------------------
 (1) This charge does not apply in certain cases such as partial surrenders each year of up to 10% of "new purchase payments" as defined under the heading "surrender charge," or payment of a death benefit.

 MARKET VALUE ADJUSTMENT WITH RESPECT TO FIXED ACCOUNT
 Surrenders and other withdrawals from the Fixed Account more than fifteen days from the end of a Guarantee Period are subject to a Market Value Adjustment. The Market Value Adjustment may increase or reduce the Fixed Account Value. It is computed pursuant to a formula that is described in more detail under "Market Value Adjustment."

 SERIES FUND ANNUAL EXPENSES (A)

                                  U.S.                                                     GLOBAL
                      MONEY    GOVERNMENT   DIVERSIFIED   GLOBAL    HIGH      ASSET        ASSET               GROWTH &
                      MARKET   SECURITIES     INCOME       BOND    YIELD    ALLOCATION   ALLOCATION   VALUE     INCOME
                      SERIES     SERIES       SERIES      SERIES   SERIES     SERIES       SERIES     SERIES    SERIES
                      ------   ----------   -----------   ------   ------   ----------   ----------   ------   --------
Investment Advisory
 and Management
 Fee................
Other Expenses......
Total Series Fund
 Operating
 Expenses...........

                                 BLUE
                      S&P 500    CHIP    GLOBAL   GROWTH                   AGGRESSIVE
                       INDEX    STOCK    GROWTH   STOCK    INTERNATIONAL     GROWTH
                      SERIES    SERIES   SERIES   SERIES   STOCK SERIES      SERIES
                      -------   ------   ------   ------   -------------   ----------
Investment Advisory
 and Management
 Fee................
Other Expenses......
Total Series Fund
 Operating
 Expenses...........


 ---------------------------------

 (a) As  a percentage  of Series average  net assets based  on 1996 historical data.

 EXAMPLES*
 CALCULATED WITHOUT CURRENT ENHANCED DEATH BENEFIT CHARGE (See Charges Against the Variable Account--Deduction for Enhanced Death Benefit Charge)


 If you SURRENDER your Certificate in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE
PORTFOLIO:                                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                   -----------  -----------  -----------  -----------
Money Market Series..............................................
U.S. Government Securities Series................................
Diversified Income Series........................................
Global Bond Series...............................................
High Yield Series................................................
Asset Allocation Series..........................................
Global Asset Allocation Series...................................
Growth & Income Series...........................................
Growth Stock Series..............................................
Global Growth Series.............................................
Aggressive Growth Series.........................................
International Stock Series.......................................
S&P 500 Index Series.............................................
Blue Chip Stock Series...........................................
Value Series.....................................................


 If you COMMENCE AN ANNUITY payment option, or do NOT surrender your Certificate or commence an annuity payment option, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE
PORTFOLIO:                                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                   -----------  -----------  -----------  -----------
Money Market Series..............................................
U.S. Government Securities Series................................
Diversified Income Series........................................
Global Bond Series...............................................
High Yield Series................................................
Asset Allocation Series..........................................
Global Asset Allocation Series...................................
Growth & Income Series...........................................
Growth Stock Series..............................................
Global Growth Series.............................................
Aggressive Growth Series.........................................
International Stock Series.......................................
S&P 500 Index Series.............................................
Blue Chip Stock Series...........................................
Value Series.....................................................

 CALCULATED WITH CURRENT ENHANCED DEATH BENEFIT CHARGE (See Charges Against the Variable Account--Deduction for Enhanced Death Benefit Charge)



 If you SURRENDER your Certificate in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:



IF ALL AMOUNTS ARE INVESTED IN ONE
PORTFOLIO:                                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                   -----------  -----------  -----------  -----------
Money Market Series..............................................
U.S. Government Securities Series................................
Diversified Income Series........................................
Global Bond Series...............................................
High Yield Series................................................
Asset Allocation Series..........................................
Global Asset Allocation Series...................................
Growth & Income Series...........................................
Growth Stock Series..............................................
Global Growth Series.............................................
Aggressive Growth Series.........................................
International Stock Series.......................................
S&P 500 Index Series.............................................
Blue Chip Stock Series...........................................
Value Series.....................................................



 If you COMMENCE AN ANNUITY payment option, or do NOT surrender your Certificate or commence an annuity payment option, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:



IF ALL AMOUNTS ARE INVESTED IN ONE
PORTFOLIO:                                                           1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                   -----------  -----------  -----------  -----------
Money Market Series..............................................
U.S. Government Securities Series................................
Diversified Income Series........................................
Global Bond Series...............................................
High Yield Series................................................
Asset Allocation Series..........................................
Global Asset Allocation Series...................................
Growth & Income Series...........................................
Growth Stock Series..............................................
Global Growth Series.............................................
Aggressive Growth Series.........................................
International Stock Series.......................................
S&P 500 Index Series.............................................
Blue Chip Stock Series...........................................
Value Series.....................................................


 --------------------------

 * Does not include the effect of any Market Value Adjustment.

 THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                           --------------------------

 The foregoing tables and examples are included to assist you in understanding the transaction and operating expenses imposed directly or indirectly under the Certificates and Series Fund. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.

 See Appendix C for an explanation of the calculation of the amounts set forth above.

SUMMARY OF CERTIFICATE FEATURES

The following summary should be read in conjunction with the detailed information in this Prospectus. Variations from the information appearing in this Prospectus due to requirements particular to your state are described in supplements which are attached to this Prospectus, or in endorsements to the Certificate as appropriate.

The Certificates are designed to provide individuals with retirement benefits through the accumulation of Net Purchase Payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

"We," "our," and "us" mean Fortis Benefits Insurance Company. "You" and "your" mean a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Certificate.

PURCHASE PAYMENTS
The initial purchase payment under a Certificate must be at least $5,000 ($2,000 for a Certificate pursuant to a qualified contract). Additional purchase payments under a Certificate must be at least $1,000. See "Issuance of a Certificate and Purchase Payments."

On the Certificate Issue Date, the initial purchase payment is allocated, as specified by the Participant in the Certificate application, among one or more of the Subaccounts of the Variable Account, or to one or more of the Guarantee Periods in the Fixed Account, or to a combination thereof. Subsequent purchase payments are allocated in the same way, or pursuant to different allocation percentages that the Participant may subsequently request In Writing.

VARIABLE ACCOUNT INVESTMENT OPTIONS
Each of the Subaccounts of the Variable Account invests in shares of a corresponding Portfolio of Series Fund. Certificate Value in each of the Subaccounts of the Variable Account will vary to reflect the investment experience of each of the corresponding Portfolios, as well as deductions for certain charges.

Each Portfolio has a separate and distinct investment objective and is managed by Fortis Advisers, Inc. or a subadviser of Fortis Advisers, Inc. A full description of the Portfolios and their investment objectives, policies, risks and expenses can be found in the current Prospectus for Series Fund, which accompanies this Prospectus, and Series Fund Statement of Additional Information which is available upon request.

FIXED ACCOUNT INVESTMENT OPTIONS
Any amount allocated by the Participant to the Fixed Account earns a Guaranteed Interest Rate. The level of the Guaranteed Interest Rate depends on the length of the Guarantee Period selected by the Participant. We currently make available ten different Guarantee Periods, ranging from one to ten years.

If amounts are transferred, surrendered or otherwise paid out more than fifteen days before or after the end of the applicable Guarantee Period, a Market Value Adjustment will be applied to increase or decrease the amount of Fixed Account Value that is paid out. Accordingly, the Market Value Adjustment can result in gains or losses to you.

THE FIXED ACCOUNT INVESTMENT OPTION IS NOT AVAILABLE FOR CERTIFICATES ISSUED IN THE STATES OF PENNSYLVANIA AND NEVADA.

For a more complete discussion of the Fixed Account investment options and the Market Value Adjustment, see "The Fixed Account."

TRANSFERS
During the Accumulation Period, you can transfer all or part of your Certificate Value from one Subaccount to another or into the Fixed Account and, subject to any Market Value Adjustment, from one Guarantee Period to another or into a Subaccount. There is currently no charge for these transfers. We reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges upon, transfers from a Subaccount during the Accumulation Period. During the Annuity Period the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Certificate Value--Transfers."

TOTAL OR PARTIAL SURRENDERS
Subject to certain conditions, all or part of the Certificate Value may be surrendered by the Participant before the earlier of the Annuitant's death or the Annuity Commencement Date. Amounts surrendered may be subject to a surrender charge and, in addition, amounts surrendered from the Fixed Account may be subject to a Market Value Adjustment. See "Total and Partial Surrenders," "Surrender Charge" and "Market Value Adjustment." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

ANNUITY PAYMENTS
The Contract provides several types of annuity benefits to Participants or other persons they properly designate to receive such payments, including Fixed and Variable Annuity Options. The Participant has considerable flexibility in choosing the Annuity Commencement Date. However, the tax implications of an Annuity Commencement Date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Forms" and "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT
In the event that the Annuitant or Participant dies prior to the Annuity Commencement Date, a death benefit is payable to the Beneficiary. See "Benefit Payable on Death of Annuitant or Participant."

RIGHT TO EXAMINE THE CONTRACT
The Participant can cancel a Certificate by delivering or mailing it, together with a Written Request, to Fortis Benefits' Home Office or to the sales representative through whom it was purchased, before the close of business on the tenth day after receipt of the Certificate. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by Fortis Benefits on the date postmarked. Fortis Benefits will refund to you all purchase payments that have been made, without interest or appreciation or depreciation. However, in certain states where permitted by state law the refund will be in the amount of the then current Certificate Value.

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS
Certain rights you would otherwise have under a Certificate may be limited by the terms of any applicable employee benefit plan. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a Certificate is issued.

The record owner of the group variable annuity contract pursuant to which Certificates will be issued will be a bank trustee whose sole function is to hold record ownership of the contract or an employer (or the employer's designee) in connection with an employee benefit plan. In the latter cases, certain rights that a Participant otherwise would have under a Certificate may be reserved instead by the employer.

TAX IMPLICATIONS
The tax implications for Participants or any other persons who may receive payments under a Certificate, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a Certificate or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS
Any question about procedures of the Certificate should be directed to your sales representative, or Fortis Benefits' Home Office: P.O. Box 64272, St. Paul, Minnesota, 55164: 1-800-800-2638, extension 3057. Purchase payments and Written Requests should be mailed or delivered to the same Home Office address. All communications should include the Certificate number, the Participant's name and, if different, the Annuitant's name. The number for telephone transfers is 1-800-800-2638 (extension 3057).

Any purchase payment or other communication, except a 10-day cancellation notice, is deemed received at Fortis Benefit's Home Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on The New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

The information presented below reflects the Accumulation Unit information for subaccounts of the Separate Account through December 31, 1996.


                                                U.S. GOV'T    DIVERSIFIED                                      ASSET
                                MONEY MARKET    SECURITIES       INCOME      GLOBAL BOND     HIGH YIELD     ALLOCATION
                                ------------   ------------   ------------   ------------   ------------   -------------
DECEMBER 31, 1996
Accumulation Units in Force...
Accumulation Unit Values......
JANUARY 1, 1996*
Accumulation Unit Values......
DECEMBER 31, 1995
Accumulation Units in Force...    26,915,975     10,989,914     59,213,865        574,142      2,321,419     148,700,081
Accumulation Unit Value.......        $1.367        $15.805         $1.753        $11.743        $10.941          $2.134
JANUARY 2, 1995*
Accumulation Unit Value.......       --             --             --             $10.000        --             --
DECEMBER 31, 1994
Accumulation Units in Force...    30,697,754     12,271,738     62,744,615        --           1,216,957     137,642,102
Accumulation Unit Value.......        $1.311        $13.483         $1.515        --              $9.834          $1.773
MAY 1, 1994*
Accumulation Unit Value.......       --             --             --             --            $10.0000        --
DECEMBER 31, 1993
Accumulation Units in Force...    21,315,022     15,601,818     56,005,709        --             --          106,834,367
Accumulation Unit Value.......        $1.278        $14.609         $1.621        --             --               $1.797
DECEMBER 31, 1992
Accumulation Units in Force...    20,674,556      9,505,984     19,353,521        --             --           49,688,937
Accumulation Unit Value.......        $1.261        $13.529         $1.457        --             --               $1.664
MAY 1, 1992*
Accumulation Unit Value.......       --             --             --             --             --             --
DECEMBER 31, 1991
Accumulation Units in Force...  7,235,168.03   3,595,759.23   6,056,976.03        --             --        17,772,322.83
Accumulation Unit Value.......        $1.237        $12.921         $1.379        --             --               $1.577
DECEMBER 31, 1990
Accumulation Units in Force...  5,632,146.27     747,992.12   2,352,517.74        --             --         8,249,373.75
Accumulation Unit Value.......        $1.183        $11.450         $1.219        --             --               $1.252
DECEMBER 31, 1989
Accumulation Units in Force...    754,306.35      70,701.23   1,306,717.80        --             --         2,760,936.67
Accumulation Unit Value.......        $1.112        $10.756         $1.135        --             --               $1.245
MAY 1, 1989*
Accumulation Unit Value.......       --             10.0000        --             --             --             --
DECEMBER 31, 1988
Accumulation Units in Force...     92,261.56        --          493,007.87        --             --           703,763.76
Accumulation Unit Value.......        $1.030        --              $1.024        --             --               $1.019
MAY 2, 1988*
Accumulation Unit Value.......        $1.000        --              $1.000        --             --               $1.000

                                GLOBAL ASSET                    GROWTH &         S&P            BLUE          GLOBAL
                                 ALLOCATION       VALUE          INCOME          500            CHIP          GROWTH
                                ------------   ------------   ------------   ------------   ------------   ------------
DECEMBER 31, 1996
Accumulation Units in Force...                      --                            --             --
Accumulation Unit Values......                      --                            --             --
JANUARY 1, 1996*
Accumulation Unit Values......                       10.000                        10.000         10.000
DECEMBER 31, 1995
Accumulation Units in Force...     1,117,596                     4,204,164                                   10,769,830
Accumulation Unit Value.......       $11.590                       $12.904                                      $15.754
JANUARY 2, 1995*
Accumulation Unit Value.......       $10.000                       --                                           --
DECEMBER 31, 1994
Accumulation Units in Force...       --                          1,489,517                                   10,055,959
Accumulation Unit Value.......       --                            $10.083                                      $12.236
MAY 1, 1994*
Accumulation Unit Value.......       --                           $10.0000                                      --
DECEMBER 31, 1993
Accumulation Units in Force...       --                            --                                         5,108,957
Accumulation Unit Value.......       --                            --                                           $12.784
DECEMBER 31, 1992
Accumulation Units in Force...       --                            --                                           698,720
Accumulation Unit Value.......       --                            --                                           $10.988
MAY 1, 1992*
Accumulation Unit Value.......       --                            --                                           10.0000
DECEMBER 31, 1991
Accumulation Units in Force...       --                            --                                           --
Accumulation Unit Value.......       --                            --                                           --
DECEMBER 31, 1990
Accumulation Units in Force...       --                            --                                           --
Accumulation Unit Value.......       --                            --                                           --
DECEMBER 31, 1989
Accumulation Units in Force...       --                            --                                           --
Accumulation Unit Value.......       --                            --                                           --
MAY 1, 1989*
Accumulation Unit Value.......       --                            --                                           --
DECEMBER 31, 1988
Accumulation Units in Force...       --                            --                                           --
Accumulation Unit Value.......       --                            --                                           --
MAY 2, 1988*
Accumulation Unit Value.......       --                            --                                           --

                                               INTERNATIONAL   AGGRESSIVE
                                GROWTH STOCK      STOCK          GROWTH
                                -------------  ------------   ------------
DECEMBER 31, 1996
Accumulation Units in Force...
Accumulation Unit Values......
JANUARY 1, 1996*
Accumulation Unit Values......
DECEMBER 31, 1995
Accumulation Units in Force...    160,247,280    1,157,064      3,033,587
Accumulation Unit Value.......         $2.587      $11.271        $12.461
JANUARY 2, 1995*
Accumulation Unit Value.......       --            $10.000        --
DECEMBER 31, 1994
Accumulation Units in Force...    148,657,108      --           1,115,647
Accumulation Unit Value.......         $2.054      --              $9.723
MAY 1, 1994*
Accumulation Unit Value.......       --            --            $10.0000
DECEMBER 31, 1993
Accumulation Units in Force...    118,720,649      --             --
Accumulation Unit Value.......         $2.142      --             --
DECEMBER 31, 1992
Accumulation Units in Force...     79,582,321      --             --
Accumulation Unit Value.......         $1.996      --             --
MAY 1, 1992*
Accumulation Unit Value.......       --            --             --
DECEMBER 31, 1991
Accumulation Units in Force...  42,946,178.33      --             --
Accumulation Unit Value.......         $1.965      --             --
DECEMBER 31, 1990
Accumulation Units in Force...  14,690,313.64      --             --
Accumulation Unit Value.......         $1.298      --             --
DECEMBER 31, 1989
Accumulation Units in Force...   3,507,971.91      --             --
Accumulation Unit Value.......         $1.357      --             --
MAY 1, 1989*
Accumulation Unit Value.......       --            --             --
DECEMBER 31, 1988
Accumulation Units in Force...     684,667.95      --             --
Accumulation Unit Value.......         $1.008      --             --
MAY 2, 1988*
Accumulation Unit Value.......         $1.000      --             --


----------------------------------------
*  Accumulation  Unit   Value  at   Date  of   initial  registration   statement
effectiveness

Audited financial statements of the Variable Account are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the Subaccounts of the Variable Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the Subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total return" is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield figures do not reflect the surrender charge and yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

Financial information concerning Fortis Benefits is included in this Prospectus under "Additional Information About Fortis Benefits" and "Fortis Benefits Financial Statements."

FORTIS BENEFITS/FORTIS FINANCIAL GROUP MEMBER

Fortis Benefits Insurance Company, the issuer of the Certificates, was founded in 1910. At the end of 1996, Fortis Benefits had approximately $ billion of total life insurance in force. Fortis Benefits is a Minnesota corporation and is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is an indirectly wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis AMEV and 50% by Fortis AG. Fortis, Inc. manages the United States operations for these two companies.


Fortis Benefits is a member of the Fortis Financial Group, a joint effort by Fortis Benefits, Fortis Advisers, Inc., Fortis Investors, Inc., and Time Insurance Company, offering financial products through the management, marketing and servicing of mutual funds, annuities and life insurance.


Fortis AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis AMEV and Fortis AG have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim. The Fortis group of companies had approximately $160 billion in assets as of year-end 1996.


All of the guarantees and commitments under the Certificates are general obligations of Fortis Benefits, regardless of whether the Certificate Value has been allocated to the Separate Account or to the Fixed Account. None of Fortis Benefits' affiliated companies has any legal obligation to back Fortis Benefits' obligations under the Certificates.

THE VARIABLE ACCOUNT

The Variable Account, which is a segregated investment account of Fortis Benefits, was established as Variable Account D by Fortis Benefits pursuant to the insurance laws of Minnesota as of October 14, 1987. Although the Variable Account is an integral part of Fortis Benefits, the Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Assets in the Variable Account representing reserves and liabilities under Certificates and other variable annuity contracts issued by Fortis Benefits will not be chargeable with liabilities arising out of any other business of Fortis Benefits.


There are Subaccounts in the Variable Account. The assets in each Subaccount are invested exclusively in a distinct class (or series) of stock issued by Series Fund, each of which represents a separate investment Portfolio within Series Fund. Income and both realized and unrealized gains or losses from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount of the Variable Account or arising out of any other business we may conduct. New Subaccounts may be added as new Portfolios are added to Series Fund and made available. Correspondingly, if any Portfolios are eliminated from Series Fund, Subaccounts may be eliminated from the Variable Account.


SERIES FUND

Series Fund is a "series" type of mutual fund which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Series Fund has served as the investment medium for the Variable Account since the Variable Account commenced operations. Series Fund is also the investment medium for Variable Account C of Fortis Benefits, through which variable life insurance policies are issued. Although we do not foresee any conflict between the interests of Participants and life insurance policy owners, Series Fund' Board of Directors will monitor to identify any material irreconcilable conflicts which may develop and to determine what action, if any, should be taken in response. If it becomes necessary for any separate account to replace shares of any Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.

Fortis Benefits purchases and redeems Series Fund shares for the Variable Account at their net asset value without the imposition of any sales or redemption charges. Such shares represent interests in the nine Portfolios of Series Fund available for investment by the Variable Account. Each Portfolio corresponds to one of the Subaccounts of the Variable Account. The assets of each Portfolio are separate from the others and each Portfolio operates as a separate investment portfolio whose performance has no effect on the investment performance of any other Portfolio.

Any dividend or capital gain distributions attributable to Certificates are automatically reinvested in shares of the Portfolio from which they are received at the Portfolio's net asset value on the date paid. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Portfolio and increasing, by an equivalent value, the number of shares outstanding of the Portfolio. However, the value of your interest in the corresponding Subaccount will not change as a result of any such dividends and distributions.

The Portfolios of Series Fund available for investment by the Variable Account are Money Market Series, U.S. Government Securities Series, Diversified Income Series, Global Bond Series, High Yield Series, Asset Allocation Series, Global Asset Allocation Series, Value Series, Growth & Income Series, S&P 500 Index Series, Blue Chip Stock Series, Growth Stock Series, Global Growth Series, International Stock Series, and Aggressive Growth Series. A full description of the Portfolios, their investment policies and restrictions, the charges, the risks attendant to investing in them, and other aspects of their operations is contained in the Prospectus for Series Fund accompanying this Prospectus and in the Statement of Additional Information for Series Fund referred to therein. Additional copies of these documents may be obtained from your sales representative or from our Home Office. The complete risk disclosure in the Prospectus for the Diversified Income Series, High Yield Series, Asset
Allocation Series, and Global Asset Allocation Series should be read before selection of them for investment.

THE FIXED ACCOUNT

GUARANTEED INTEREST RATES/GUARANTEE PERIODS
Any amount allocated by the Participant to the Fixed Account earns a Guaranteed Interest Rate commencing with the date of such allocation. This Guaranteed Interest Rate continues for a number of years (not to exceed ten) selected by the Participant. At the end of this Guarantee Period, the Participant's Certificate Value in that Guarantee Period, including interest accrued thereon, will be allocated to a new Guarantee Period of the same length unless Fortis Benefits has received a Written Request from the Participant to allocate this amount to a different Guarantee Period or periods or to one or more of the Subaccounts. We must receive this Written Request at least three business days prior to the end of the Guarantee Period. The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Participant at least 45 days and not more than 75 days prior to the end of any Guarantee Period.

We currently make available ten different Guarantee Periods, ranging from one to ten years. Each Guarantee Period has its own Guaranteed

Interest Rate, which may differ from those for other Guarantee Periods. From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already commenced. Each allocation or transfer of an amount to a Guarantee Period commences the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. The Guaranteed Interest Rate will never be less than an effective annual rate of 4%.

Fortis Benefits declares the Guaranteed Interest Rates from time to time as market conditions dictate. Fortis Benefits advises a Participant of the Guaranteed Interest Rate for a chosen Guarantee Period at the time a purchase payment is received, a transfer is effectuated or a Guarantee Period is renewed.

Fortis Benefits has no specific formula for establishing the Guaranteed Interest Rates for the Guarantee Periods. The rate may be influenced by, but not necessarily correspond to, interest rates generally available on the types of investments acquired with amounts allocated to the Guarantee Period. See "Investments by Fortis Benefits." Fortis Benefits in determining Guaranteed Interest Rates, may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales and administrative expenses borne by Fortis Benefits, risks assumed by Fortis Benefits, Fortis Benefits' profitability objectives, and general economic trends.

FORTIS  BENEFITS'  MANAGEMENT MAKES  THE FINAL  DETERMINATION OF  THE GUARANTEED
INTEREST RATES TO BE DECLARED. FORTIS BENEFITS CANNOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES IN EXCESS OF AN EFFECTIVE ANNUAL RATE OF 4%.

THE FIXED ACCOUNT INVESTMENT OPTION IS NOT AVAILABLE FOR CERTIFICATES ISSUED IN THE STATES OF PENNSYLVANIA AND NEVADA.

Information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time may be obtained from our Home Office or from your sales representative.

MARKET VALUE ADJUSTMENT
If any Fixed Account Value is surrendered, transferred or otherwise paid out before the end of the Guarantee Period in which it is being held, a Market Value Adjustment will be applied, EXCEPT that NO Market Value Adjustment will be applied to amounts that are paid out during the period beginning fifteen days before and ending fifteen days after the end of a Guarantee Period in which it was being held. This generally includes amounts that are paid out as a death benefit pursuant to the Certificate, amounts applied to an annuity option, and amounts paid as a single sum in lieu of an annuity.

The Market Value Adjustment may increase or decrease the amount of Fixed Account Value being withdrawn or transferred. The comparison of two Guaranteed Interest Rates determines whether the Market Value Adjustment produces an increase or a decrease. The first rate to compare is the Guaranteed Interest Rate for the amount being transferred or withdrawn. The second rate is the Guaranteed Interest Rate then being offered for new Guarantee Periods of the same duration as that remaining in the Guarantee Period from which the funds are being withdrawn or transferred. If the first rate exceeds the second by more than 1/2%, the Market Value Adjustment produces an increase. If the first rate does not exceed the second by at least 1/2%, the Market Value Adjustment produces a decrease. Sample calculations are shown in Appendix A.

The Market Value Adjustment will be determined by multiplying the amount being withdrawn or transferred from the Guarantee Period (before deduction of any applicable surrender charge) by the following factor:

        1 + I         n / 12
      ----------            - 1
 (   1 + J + .005  )

where,

    - I is the Guaranteed Interest Rate being credited to the amount being withdrawn from the existing Guarantee Period,

    - J is the Guaranteed Interest Rate then being offered for new Guarantee Periods with durations equal to the number of years remaining in the existing Guarantee Period (rounded up to the next higher number of years), and

    - N is the number of months remaining in the existing Guarantee Period (rounded up to the next higher number of months).

INVESTMENTS BY FORTIS BENEFITS
Our obligations with respect to the Fixed Account are legal obligations of Fortis Benefits and are supported by our General Account assets, which also support obligations incurred by us under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of Fortis Benefits and Participants have no legal rights in such investments. Subject to applicable law, we have sole discretion over the investment of assets in our General Account and in the Fixed Account, and neither of such accounts is subject to registration under the Investment Company Act of 1940.

Amounts in the Fortis Benefits' General Account and the Fixed Account will be invested in compliance with applicable state insurance laws and regulations concerning the nature and quality of investments for the General Account. Within specified limits and subject to certain standards and limitations, these laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments. See Fortis Benefits' Financial Statements" for information on Fortis Benefits' investments. Investment management for amounts in the General Account and in the Fixed Account is provided to Fortis Benefits by Fortis, Inc.

Fortis Benefits intends to consider the return available on the instruments in which it intends to invest amounts allocated to the Fixed Account when it establishes Guaranteed Interest Rates. Such return is only one of many factors considered in establishing the Guaranteed Interest Rates. See "Guaranteed Interest Rates/Guarantee Periods."

Fortis Benefits expects that amounts allocated to the Fixed Account generally will be invested in debt instruments that approximately match Fortis Benefits' liabilities with regard to the Guarantee Periods. Fortis Benefits expects that these will include primarily the following types of debt instruments: (1) securities issued by the United States Government or its agencies or instrumentalities, which securities may or may not be guaranteed by the United States Government; (2) debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("Standard & Poor's") (AAA, AA, A or BBB), or any other nationally recognized rating service; (3) other debt instruments including, but not limited to, issues of or guaranteed by banks or bank holding companies and corporations, which obligations although not rated by Moody's or Standard & Poor's, are deemed by Fortis Benefits to have an investment quality comparable to securities which may be purchased as stated above; and (4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, Fortis Benefits is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws and regulations. See "Regulation and Reserves."

ACCUMULATION PERIOD

ISSUANCE OF A CERTIFICATE AND PURCHASE PAYMENTS
Fortis Benefits reserves the right to reject any application for a Certificate or any purchase payment for any reason. If the issuing instructions can be accepted in the form received, the initial purchase payment will be credited within two Valuation Dates after the later of receipt of the issuing instructions or receipt of the initial purchase payment at Fortis Benefits' Home Office. If the initial purchase payment cannot be credited within five Valuation Dates after receipt because the issuing instructions are incomplete, the initial purchase payment will be returned unless the applicant consents to our retaining the initial purchase payment and crediting it as of the end of the Valuation Period in which the necessary requirements are fulfilled. The initial purchase payment must be at least $5,000 ($2,000 for a Certificate issued pursuant to a qualified plan).

The date that the initial purchase payment is applied to the purchase of the Certificate is also the Certificate Issue Date. The Certificate Issue Date is the date used to determine Certificate years, regardless of when the Certificate is delivered. The crediting of investment experience in the Variable Account, or a fixed rate of return in the Fixed Account, begins as of the Certificate Issue Date.

The Participant may make additional purchase payments at any time after the Certificate Issue Date and prior to the Annuity Commencement Date, as long as the Annuitant is living. Purchase payments (together with any required information identifying the proper Certificates and account to be credited with purchase payments) must be transmitted to our Home Office. Additional purchase payments are credited to the Certificate and added to the Certificate Value as of the end of the Valuation Period in which they are received in good order.

Each additional purchase payment under a Certificate must be at least $1,000. The total of all purchase payments for all Fortis Benefits annuities having the same owner or participant, or annuitant, may not exceed $1 million (not more than $500,000 allocated to the Fixed Account) without Fortis Benefits' prior approval, and we reserve the right to modify this limitation at any time.

Purchase payments in excess of the initial minimum may be made by monthly draft against the bank account of any Participant who has completed and returned to us a special "Thrift-O-Matic" authorization form that may be obtained from your sales representative or from our Home Office. Arrangements can also be made for purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to Fortis Benefits Insurance Company.

If the Certificate Value is less than $1,000, we may cancel the Certificate on any Valuation Date. We will notify the Participant at least 90 days in advance of our intention to cancel the Certificate. Such cancellation would be considered a full surrender of the Certificate.

CERTIFICATE VALUE
Certificate Value is the total of any Variable Account Value in all the Subaccounts of the Variable Account pursuant to the Certificate, plus any Fixed Account Value in all the Guarantee Periods.

There is no guaranteed minimum Variable Account Value. To the extent Certificate Value is allocated to the Variable Account, you bear the entire investment risk.

DETERMINATION OF VARIABLE ACCOUNT VALUE. A Certificate's Variable Account Value is based on Accumulation Unit values, which are determined on each Valuation Date. The value of an Accumulation Unit for a Subaccount on any Valuation Date is equal to the previous value of that Subaccount's Accumulation Unit multiplied by that Subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. At the end of any Valuation Period, a Certificate's Variable Account Value in a Subaccount is equal to the number of Accumulation Units in the Subaccount times the value of one Accumulation Unit for that Subaccount.

The number of Accumulation Units in each Subaccount is equal to:

    - Accumulation Units purchased at the time that any Net Purchase Payments or transferred amounts are allocated to the Subaccount; less

    - Accumulation Units redeemed to pay for the portion of any transfers from or partial surrenders allocated to the Subaccount; less

    - Accumulation Units redeemed to pay charges under the Contract.

NET INVESTMENT FACTOR. If a Subaccount's net investment factor is greater than one, the Subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the Subaccount's Accumulation Unit value has decreased. The net investment factor for a Subaccount is determined by dividing
(1) the net asset value per share of the Portfolio shares held by the Subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operation of the subaccount or any other taxes which are attributable to this Certificate, by (2) the net asset value per share of the Portfolio shares held in the Subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

DETERMINATION OF FIXED ACCOUNT VALUE. A Certificate's Fixed Account Value is guaranteed by Fortis Benefits. Therefore, Fortis Benefits bears the investment risk with respect to amounts allocated to the Fixed Account, except to the extent that (a) Fortis Benefits may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 4% effective annual minimum) and (b) the Market Value Adjustment imposes investment risks on the Participant.

The Certificate's Fixed Account Value on any Valuation Date is the sum of its Fixed Account Values in each Guarantee Period on that date. The Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate:

    - The amount of Net Purchase Payments or transferred amounts allocated to the Guarantee Period; less

    - The amount of any transfers or surrenders out of the Guarantee Period.

ALLOCATION OF PURCHASE PAYMENTS AND CERTIFICATE VALUE
ALLOCATION OF PURCHASE PAYMENTS. In the application for a Certificate, the Participant can allocate Net Purchase Payments, or portions thereof, to the available Subaccounts of the Variable Account or to the Guarantee Periods in the Fixed Account, or a combination thereof. Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future Net Purchase Payments may be changed, without charge, at any time by sending a Written Request to Fortis Benefits' Home Office. Changes in the allocation of future Net Purchase Payments will be effective on the date we receive the Participant's Written Request.

TRANSFERS. Transfers of Certificate Value from one available Subaccount to another or into the Fixed Account, or from one Guarantee Period to another or to the Subaccount, can be made by the Participant in Written Request to Fortis Benefits' Home Office, or by telephone transfer as described below. There is currently no charge for any transfer, although transfers from a Guarantee Period that are more than 15 days before or after the expiration thereof are subject to a Market Value Adjustment. See "Market Value Adjustment." The minimum transfer from a Subaccount or Guarantee Period is the lesser of $1,000 or all of the Certificate Value in the Subaccount or Guarantee Period. Irrespective of the above we may permit a continuing request for transfers of lesser specified amounts automatically on a periodic basis. However, we reserve the right to restrict the frequency of or otherwise condition, terminate or impose charges (not to exceed $25 per transfer) upon transfers. We will count all transfers between and among the Subaccounts of the Variable Account and the Fixed Account as one transfer, if all the transfer requests are made at the same time as part of one request. We will execute the transfers and determine all values in connection with transfers as of the end of the Valuation Period in which we receive the transfer request. The amount of any positive or negative Market Value Adjustment, respectively, will be added to or deducted from the transferred amount.

If you complete and return the telephone transfer section of the application, transfers may be made pursuant to telephone instructions. We will honor telephone transfer instructions from any person who provides the correct identifying information. Fortis Benefits will not be responsible for, and you will bear the risk of loss from, oral instructions, including fraudulent instructions, which are reasonably believed to be genuine. We will employ reasonable procedures to confirm that telephone instructions are genuine, but if such procedures are not deemed reasonable, we may be liable for any losses due to unauthorized or fraudulent instructions. Our procedures are to verify address and social security number, tape record the telephone call, and provide written confirmation of the transaction. We may modify or terminate our telephone transfer procedures at any time. The number for telephone transfers is 1-800-800-2638.

Certain restrictions on very substantial investments in any one Subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS
TOTAL SURRENDERS. The Participant may surrender all of the Cash Surrender Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by a Written Request sent to Fortis Benefits' Home Office. We reserve the right to require that the Certificate be returned to us prior to making payment, although this will not affect our determination of the amount of the Cash Surrender Value. Cash Surrender Value is the Certificate Value at the end of the Valuation Period during which the Written Request for the total surrender is received by Fortis Benefits at its Home Office, less any applicable surrender charge and after any Market Value Adjustment. See "Surrender Charge" and "Market Value Adjustment."

The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to any total surrender. Surrenders from the Variable Account will generally be paid within seven days of the date of receipt by Fortis Benefits' Home Office of the Written Request. Postponement of payments may occur, however, in certain circumstances. See "Postponement of Payment."

The amount paid upon total surrender of the Cash Surrender Value (taking into account any prior partial surrenders) may be more or less than the total Net Purchase Payments made. After a surrender of the Cash Surrender Value or at any time the Certificate Value is zero, all rights of the Participant, Annuitant, or any other person will terminate.

PARTIAL SURRENDERS. At any time prior to the Annuity Commencement Date and during the lifetime of the Annuitant, the Participant may surrender a portion of the Fixed Account Value and/or the Variable Account Value by sending to Fortis Benefits' Home Office a Written Request. We will not accept a partial surrender request unless the net proceeds payable to you as a result of the request are at least $1,000. If the total Certificate Value in both the Variable Account and Fixed Account would be less than $1,000 after the partial surrender, Fortis Benefits will surrender the entire Cash Surrender Value under the Certificate.

In order for a request to be processed, the Participant must specify from which Subaccounts of the Variable Account or Guarantee Periods of the Fixed Account a partial surrender should be made.

We will surrender Accumulation Units from the Variable Account and/ or dollar amounts from the Fixed Account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request. The amount payable to the Participant will be reduced by any applicable surrender charge and any negative Market Value Adjustment, or increased by any positive Market Value Adjustment. The partial surrender will be effective at the end of the Valuation Period in which Fortis Benefits receives the Written Request for partial surrender at its Home Office. Payments will generally be made within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."

The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity Certificates pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

BENEFIT PAYABLE ON DEATH OF ANNUITANT OR PARTICIPANT
If the Annuitant or Participant dies prior to the Annuity Commencement Date, a death benefit will be paid to the Beneficiary. If more than one Annuitant has been named, the death benefit payable upon the death of an Annuitant will only be paid upon the death of the last survivor of the persons so named. The death benefit will equal the greater of:

    (1) the sum of all Net Purchase Payments made (less all prior surrenders and previously-imposed surrender charges and prior negative Market Value Adjustments),

    (2) the Certificate Value adjusted by any Market Value Adjustment, as of the date used for valuing the death benefit, or

    (3) the Certificate Value adjusted by any Market Value Adjustment (less the amount of any subsequent surrenders and surrender charges and negative Market Value Adjustments in connection therewith), as of the Certificate's Seven Year Anniversary immediately preceding the earlier of a) the date of death of either the Participant or Annuitant or b) the date either first reaches his or her 75th birthday. (See Appendix B for Sample Death Benefit Calculations).

ENHANCED DEATH BENEFIT. If the Participant selects the Enhanced Death Benefit and the Annuitant or a Participant dies prior to the Annuity Commencement Date, the death benefit will equal the greater of (1), (2) and (3) as follows:



 (1)(a) If a Participant or the Annuitant dies before the date any Participant or Annuitant first reaches age 75, the accumulation of Net Purchase Payments made less all prior surrenders and less any applicable prior negative Market Value Adjustments less previously imposed surrender charges at an effective annual rate of 3.0%. This amount may not exceed a maximum of two times the following: Net Purchase Payments made less all prior surrenders and less any applicable prior negative Market Value Adjustments less previously imposed surrender charges. This amount is referred to as the "roll-up amount."



                                       or



 (1)(b) If the Annuitant or a Participant dies on or after the date any Participant or Annuitant first reaches age 75, the roll-up amount as of the date that a Participant or Annuitant first reaches age 75 plus subsequent Net Purchase Payments made, less subsequent surrenders and any subsequent negative Market Value Adjustments less subsequently imposed surrender charges.



                                      and



   (2) The Certificate Value adjusted by any applicable Market Value Adjustment as of the date used for valuing the death benefit.



                                      and



   (3) The Certificate Value adjusted by any Market Value Adjustment (less the amount of any subsequent surrenders and surrender charges and negative Market Value Adjustments in connection therewith), as of the Certificate's Seven Year Anniversary immediately preceding the earlier of
       a) the date of death of either the Participant or Annuitant, or b) the date either first reaches his or her 75th birthday. (See Appendix B for Sample Death Benefit Calculations).


The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the written request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a Written Request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The Beneficiary may (a) receive a single sum payment, which terminates the Certificate, or (b) select an annuity option. If the Beneficiary selects an annuity option, he or she will have all the rights and privileges of a payee under the Certificate. If the Beneficiary desires an Annuity option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

We accept any of the following as proof of death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; or a written statement by a medical doctor who attended the deceased at the time of death.

If the Participant dies before the Annuitant and before the Annuity Commencement Date with respect to a Non-Qualified Certificate certain additional requirements are mandated by the Internal Revenue Code, which are discussed below under "Federal Tax Matters-- Required Distributions for Non-Qualified Certificates." It is imperative that Written Notice of the death of the Participant be promptly transmitted to Fortis Benefits at its Home Office, so that arrangements can be made for distribution of the entire interest in the Certificate to the Beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the Certificate not being treated as an annuity contract for federal income tax purposes, which could have adverse tax consequences.

THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE
The Participant may specify an Annuity Commencement Date in the application. The Annuity Commencement Date marks the beginning of the period during which an Annuitant or other payee designated by the Participant receives annuity payments under the Certificate. We may not permit an Annuity Commencement Date which is on or after the Annuitant's 75th birthday, and you should consult your sales representative in this regard. The Annuity Commencement Date must be at least two years after the Certificate Issue Date.

Depending on the type of retirement arrangement involved, amounts that are distributed either too soon or too late may be subject to penalty taxes under the Internal Revenue Code. See "Federal Tax Matters." You should consider this carefully in selecting or changing an Annuity Commencement Date.

In order to advance or defer the Annuity Commencement Date, the Participant must submit a Written Request during the Annuitant's lifetime. The request must be received at our Home Office at least 30 days before the then-scheduled Annuity Commencement Date. The new Annuity Commencement Date must also be at least 30 days after the Written Request is received. There is no right to make any total or partial surrender during the Annuity Period.

COMMENCEMENT OF ANNUITY PAYMENTS
If the Certificate Value at the end of the Valuation Period which contains the Annuity Commencement Date is less than $1,000, we may pay the entire Certificate Value, without the imposition of any charges other than the premium tax charge, if applicable, in a single sum payment to the Annuitant or other payee chosen by the Participant and cancel the Certificate.

Otherwise, Fortis Benefits will apply (1) the Fixed Account Value to provide a Fixed Annuity Option and (2) the Variable Account Value in any Subaccount to provide a Variable Annuity Option using the same Subaccount, unless the Participant has notified us by Written Request to apply the Fixed Account Value and Variable Account Value in different proportions. Any such Written Request must be received by us at our Home Office at least 30 days before the Annuity Commencement Date.

Annuity payments under a Fixed or Variable Annuity Option will be made on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If more than one person is named as an Annuitant, the Contract Owner may elect to name one of such persons to be the sole Annuitant as of the Annuity Commencement Date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $50 ($20 in Texas). There is no right to make any total or partial surrender during the Annuity Period.

The amount of each annuity payment will depend on the amount of Certificate Value applied to an annuity option, the form of annuity selected and the age of the Annuitant. Information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefits plans, is set forth under "Calculations of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity form selected. The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit Values for the Subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS
If a Subaccount on which a variable annuity payment is based has an average effective net investment return higher than 4% per annum during the period between two such annuity payments, the Annuity Unit Value will increase, and the second payment will be higher than the first. Conversely, if the Subaccount's average effective net investment return over the period between the annuity payments is less than 4% per annum, the Annuity Unit Value will decrease, and the second payment will be lower than the first. "Net investment return," for this purpose, refers to the Subaccount's overall investment performance, net of the mortality and expense risk and administrative expense charges, which are assessed at a nominal aggregate annual rate of 1.35%. We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses.

TRANSFERS. During the Annuity Period, the person receiving annuity payments may make up to four transfers a year among Subaccounts. The current procedures for and conditions on these transfers are the same as described above under "Allocation of Purchase Payments and Certificate Value--Transfers." Transfers from a Fixed Annuity Option are not permitted during the Annuity Period.

ANNUITY FORMS

The Participant may select an annuity form or change a previous selection by Written Request, which must be received by us at least 30 days before the Annuity Commencement Date. One annuity form may be selected, although as discussed above, payments under that form may be received on a combination fixed and variable basis. If no annuity form selection is in effect on the Annuity Commencement Date, in most cases we automatically apply Option B (described below), with payments guaranteed for 10 years. If the Certificate is issued under certain retirement plans, however, federal pension law may require that any default payments be made pursuant to plan provisions and/or federal law. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.


The following options are available for fixed annuity payments and for variable annuity payments.

OPTION A, LIFE ANNUITY. Payments are made as of the first Valuation Date of each monthly period during the Annuitant's life, starting with the Annuity Commencement Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option, if the Annuitant dies before the second payment is due.

OPTION B, LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS TO 20 YEARS. Payments are made as of the first Valuation Date of each monthly period starting on the Annuity Commencement Date. Payments will continue as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, we will continue installments of the guaranteed payments to the Beneficiary.

OPTION C, JOINT AND FULL SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment, if both Annuitants die before the second payment is due.

OPTION D, JOINT AND ONE-HALF CONTINGENT SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. If the Annuitant dies first, payments will continue to the joint Annuitant at one-half the original amount. If the joint Annuitant dies first, payments will continue to the Annuitant at the original full amount. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

We also have other annuity forms available and information about them can be obtained from your sales representative or by calling or writing to our Home Office.

DEATH OF ANNUITANT OR OTHER PAYEE
Under most annuity forms offered by Fortis Benefits, the amounts, if any, payable on the death of the Annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint Annuitant. In all such cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional   rules   applicable  to   such  distributions   under  Non-Qualified
Certificates are described under "Federal Tax Matters--Required Distributions for Non-Qualified Certificates." Though the rules there described do not apply to Certificates issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

PREMIUM TAXES
The states of South Dakota and Wyoming impose a premium tax upon the receipt of a purchase payment. In these states, and in any other state or jurisdiction where premium taxes or similar assessments are imposed upon the receipt of purchase payments, Fortis Benefits will pay such taxes on behalf of the Participant and then deduct a charge for these amounts from the Certificate Value upon the surrender, death of annuitant or Participant, or annuitization of the Certificate. In jurisdictions where premium taxes or similar assessments are imposed at the time annuity payments begin, Fortis Benefits will deduct a charge for such amounts from the Certificate Value at that time. In such jurisdictions, the charge will be deducted on a pro-rata basis from the then-current Fixed Account Value and, by redemption of Accumulation Units, the then-current Variable Account Value in each Subaccount. Similarly, Fortis Benefits may deduct premium taxes from Certificate Value when no deduction was made from purchase payments, but is subsequently determined to be due. Conversely, Fortis Benefits will credit to the Certificate Value the amount of any deductions for premium taxes or similar assessments that are subsequently determined not to be owed.

Applicable premium tax rates depend upon the Participant's then-current place of residence. Applicable rates are subject to change by legislation, administrative interpretations or judicial acts.

CHARGES AGAINST THE VARIABLE ACCOUNT
MORTALITY AND EXPENSE RISK CHARGE. We will assess each Subaccount of the Variable Account with a daily charge for mortality and expense risk at a nominal annual rate of 1.25% of the average daily net assets of the Variable Account (consisting of approximately .8% for mortality risk and approximately .45% for expense risk). This charge is assessed during both the Accumulation Period and the Annuity Period. We guarantee not to increase this charge for the duration of the Certificate.

The mortality risk borne by Fortis Benefits arises from its obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Certificate) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. In addition, Fortis Benefits bears a mortality risk in that it guarantees to pay a death benefit upon the death of an Annuitant or Participant prior to the Annuity Commencement Date. No surrender charge is imposed upon the payment of a death benefit which places a further mortality risk on the Company.

The  expense risk  assumed is that  actual expenses incurred  in connection with
issuing  and  administering   the  Certificate   will  exceed   the  limits   on
administrative charges set in the Certificate.


If the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company.



ADMINISTRATIVE EXPENSE CHARGE. We will assess each Subaccount of the Variable Account with a daily charge at an annual rate of .10% of the average daily net assets of the Subaccount. This charge is imposed during both the Accumulation Period and the Annuity Period. This charge is to help cover administrative costs such as those incurred in issuing Certificates, establishing and maintaining the records relating to Certificates, making regulatory filings and furnishing confirmation notices, voting materials and other communications, providing computer, actuarial and accounting services, and processing Certificate transactions. There is no necessary relationship between the amount of administrative charges imposed on a given Certificate and the amount of expenses actually attributable to that Certificate.



ENHANCED DEATH BENEFIT CHARGE. If the Enhanced Death Benefit is elected, we will assess the Subaccounts of the Variable Account in which the Certificate has allocations to with an additional daily charge for the mortality risk associated with the Enhanced Death Benefit at a nominal annual current rate of .15% of the average daily net asssets of the Subaccounts. This charge is assessed only during the Accumulation Period and not during the Annuity Period. The amount of the current charge is based upon Fortis Benefits' expectations of its future experience of its future costs in providing this benefit. Fortis Benefits reserves the right to increase the amount of the charge to an amount not in excess of .30% of the average daily net assets of the Subaccounts. (See "Benefit Payable on Death of Annuitant or Participant-Enhanced Death Benefit.")


TAX CHARGE
We currently impose no charge for taxes payable by us in connection with the Certificate, other than for premium taxes and similar assessments when applicable. We reserve the right to impose a charge for any other taxes that may become payable by us in the future in connection with the Certificates or the Separate Account.


The annual administrative charge and charges against the Variable Account described above are for the purposes described and Fortis Benefits may receive a profit as a result of these charges.


SURRENDER CHARGE
No sales charge is collected or deducted at the time Net Purchase Payments are applied under a Certificate. A surrender charge will be assessed on certain total or partial surrenders. The amounts obtained from the surrender charge will be used to partially defray expenses incurred in the sale of the Certificates, including commissions and other promotional or distribution expenses associated with the marketing of the Certificates, and costs associated with the printing and distribution of prospectuses and sales material.

FREE SURRENDERS. The following amounts can be withdrawn from the Certificate without a surrender charge:

    - Any purchase payments received by us more than seven years prior to the surrender date and that have not been previously surrendered;

    - Any earnings that have not been previously surrendered;

    - In any certificate year, up to 10% of the purchase payments received by us less than seven years prior to the surrender date (whether or not the purchase payments have been previously surrendered).

Earnings are deemed to be withdrawn first. After all earnings have been withdrawn, all purchase payments not subject to a surrender charge are deemed to be withdrawn prior to purchase payments which are still subject to a surrender charge.

No surrender charge is imposed on annuitization (or payment of a single sum because less than the minimum required Certificate Value is available to provide an annuity at the Annuity Commencement Date). Nor is the surrender charge deducted from the payment of any benefit upon the death of an Annuitant or Participant.

In addition, we have an administrative policy to waive surrender charges for full surrenders of Certificates that have been in force for at least ten years provided that the amount then subject to the surrender charge is less than 25% of the Certificate Value. Since the Certificates have only been offered since 1991, no such waivers have yet been made. We reserve the right to change or terminate this practice at any time, both for new and for previously issued Certificates.

AMOUNT OF SURRENDER CHARGE. Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders (that is, if the amount being withdrawn includes purchase payments made less than seven years prior to the surrender date). The surrender charges are:

       NUMBER OF YEARS                 SURRENDER CHARGE
        SINCE PURCHASE                AS A PERCENTAGE OF
     PAYMENT WAS CREDITED              PURCHASE PAYMENT
------------------------------      ----------------------
         Less than 1                          7%
  At least 1 but less than 2                  6%
  At least 2 but less than 3                  5%
  At least 3 but less than 4                  4%
  At least 4 but less than 5                  3%
  At least 5 but less than 6                  2%
  At least 6 but less than 7                  1%
          7 or more                           0%

We anticipate the surrender charge will not be sufficient to cover our distribution expenses. To the extent that the surrender charge is insufficient to cover the actual costs of distribution, such costs will be paid from the Company's General Account assets, which will include profit, if any, derived from the mortality and expense risk charge.

NURSING CARE/HOSPITALIZATION WAIVER OF SURRENDER CHARGES. Surrender charges will not be assessed when a total or partial withdrawal is requested: (1) after a covered person has been confined in a hospital or skilled health care facility for at least 60 consecutive days and the covered person continues to be confined in the hospital or skilled care facility when the request is made; or (2) within 60 days following a covered person's discharge from a hospital or skilled health care facility after confinement of at least 60 consecutive days. Confinement must begin after the effective date of this provision.

Covered persons are the Certificate owner or owners and the spouse of any Contract owner if such spouse is the Annuitant. Surrender Charges will not be waived when a confinement is due to substance abuse, mental or personality disorders without a demonstrable organic disease. A degenerative brain disease such as Alzheimer's Disease is considered an organic disease.

This nursing care/hospitalization waiver of surrender charges is provided by means of a rider to the Certificate, which has not been approved in all states. Individuals applying for a Certificate should check with their Fortis Benefits representative to determine if this rider is available in their state.

MISCELLANEOUS
Because the Variable Account invests in shares of the Portfolios of Series Fund, the net assets of the Variable Account will reflect the investment advisory fees and certain other expenses incurred by the Portfolios that are described in the prospectus for Series Fund.

REDUCTION OF CHARGES
No surrender charge will be imposed under any Certificate owned by: (A) Fortis, Inc. or its subsidiaries, and the following persons associated with such companies, if at the Certificate Issue date they are: (1) officers and directors; (2) employees; or (3) spouses of any such persons or any of such persons' children, grandchildren, parents, grandparents, or siblings--or spouses of any of these persons; (B) Series Fund directors, officers, or their spouses (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons); and (C) representatives or employees (or their spouses) of Fortis Investors (including agencies) or of other broker-dealers having a sales agreement with Fortis Investors (or such persons' children, grandchildren, parents, or grandparents--or spouses of any such persons).

GENERAL PROVISIONS

THE CERTIFICATES
The Certificate, copies of any applications, amendments, riders, or endorsements attached to the Certificate and copies of any supplemental applications, amendments, endorsements, or revised Certificate pages which are mailed to you are the entire Certificate. Only an officer of Fortis Benefits can agree to change or waive any provisions of a Certificate. Any change or waiver must be in writing and signed by an officer of Fortis Benefits. The Certificates are non-participating and do not share in dividends or earnings of Fortis Benefits.

POSTPONEMENT OF PAYMENT
Fortis Benefits may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. For a description of other circumstances in which amounts payable out of Variable Account assets could be deferred, see "Postponement of Payments" in the Statement of Additional Information. Fortis Benefits may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS
If the age or sex of the Annuitant has been misstated, any amount payable will be that which the purchase payments paid would have purchased at the correct age and sex. If we have made any overpayments because of incorrect information about age or sex, or any other miscalculation, Fortis Benefits will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 4% per year.

ASSIGNMENT
Rights and interests under a Qualified Certificate may be assigned only in certain narrow circumstances referred to in the Certificate. Participants and other payees may assign their rights and interests under Non-Qualified Certificates, including their ownership rights.

We take no responsibility for the validity of any assignment. A change in ownership rights must be made in writing and a copy must be sent to Fortis Benefits' Home Office. The change will be effective on the date it was made, although we are not bound by a change until the date we record it.

The rights under a Certificate are subject to any assignment of record at the Home Office of Fortis Benefits. An assignment or pledge of a Certificate may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY
Before the Annuity Commencement Date and while the Annuitant is living, the Participant may name or change a beneficiary or a contingent beneficiary by sending a Written Request of the change to Fortis Benefits. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary, and the right to name a beneficiary other than the spouse may be subject to applicable tax laws and regulations. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payments we make or action we take before receiving the Written Request. We also need the consent of any irrevocably named person before making a requested change.

In the event of the death of a Participant or Annuitant prior to the Annuity Commencement date the Beneficiary will be determined as follows:

    - If there is any surviving Participant, the surviving Participant will be the Beneficiary (this overrides any other beneficiary designation).

    - If there is no surviving Participant, the Beneficiary will be the beneficiary designated by the Participant.

    - If there is no surviving Participant and no surviving beneficiary who has been designated by the Participant, then the estate of the last surviving Participant will be the Beneficiary.

REPORTS
We will mail to the Participant (or to the person receiving payments during the annuity period), at the last known address of record, any reports and communications required by any applicable law or regulation. You should therefore give us prompt written notice of any address change. This will include annual audited financial statements of the Series Fund, but not necessarily of the Variable Account or Fortis Benefits.

RIGHTS RESERVED BY FORTIS BENEFITS

Fortis Benefits reserves the right to make certain changes if, in its judgment, they would best serve the interests of Participants and Annuitants or would be appropriate in carrying out the purposes of the Certificates. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, Fortis Benefits will obtain your approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes Fortis Benefits may make include:

    - To operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

    - To transfer any assets in any Subaccount to another Subaccount, or to one or more separate accounts, or to the Fixed Account; or to add, combine or remove Subaccounts in the Variable Account.

    - To substitute, for the Portfolio shares held in any Subaccount, the shares of another Portfolio of Series Fund or the shares of another investment company or any other investment permitted by law.

    - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Certificate as an annuity.

    - To change the time or time of day at which a Valuation Date is deemed to have ended.

    - To make any other necessary technical changes in the Certificate in order to conform with any action the above provisions permit Fortis Benefits to take, including to change the way Fortis Benefits assesses charges, but without increasing as to any then outstanding Certificate the aggregate amount of the types of charges which Fortis Benefits has guaranteed.

DISTRIBUTION

The Certificates will be sold by individuals who, in addition to being licensed by state insurance authorities to sell the Certificates of Fortis Benefits, are also registered representatives of Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Certificates or registered representatives of other broker-dealer firms or representatives of other firms that are exempt from broker dealer regulation. Fortis Investors and any such other broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.


As compensation for distributing the Certificates, Fortis Benefits pays Fortis Investors 7.30% of all purchase payments. Fortis Investors pays a selling allowance not in excess of 5.0% of purchase payments to other broker-dealer firms or exempt firms who sell the Certificates. In addition, from time to time Fortis Investors may pay to these firms an additional selling allowance of 1% of purchase payments. Also, Fortis Investors pays servicing fees in the amount of 1/4 of 1% annually, based on the amount above a certain minimum attributable to these firms.



Fortis Benefits may, under certain flexible compensation arrangements, pay Fortis Investors a lesser or a greater selling allowance and a larger or a smaller service fee than as set forth above, and Fortis investors may in turn pay lesser or greater selling allowances and larger or smaller service fees to its registered representatives and other broker dealer firms than as set forth above. However, in such case, such flexible compensation arrangements will have actuarially equivalent present values to the amounts of the selling allowances and service fees set forth above. Additionally, registered representatives, broker-dealer firms, and exempt firms may be eligible for additional compensation based upon meeting certain production standards. Fortis Investors may charge back commissions paid to others if the Certificate upon which the commission was paid is surrendered or cancelled within certain specified time periods. Fortis Benefits paid a total of $31,643,856, $29,918,620 and $ to Fortis Investors for annuity contract distribution services during 1994, 1995 and 1996, respectively, $4,065,075 of which in 1994, $3,925,959 in 1995 and
$ in 1996 was not reallowed to other broker-dealers or exempt firms. In the distribution agreement, Fortis Benefits has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for certain damages and expenses, including those arising under federal securities laws.


Fortis or Fortis Investors may also provide additional compenstion to broker-dealers in connection with sales of Certificates. Compensation may include financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns regarding Certificates, and other broker-dealer sponsored programs or events. Compensation may include payment for travel expenses incurred in connection with trips taken by invited sales representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.

See Note 13 to the Notes to Fortis Benefits' Financial Statements as to amounts it has paid to Fortis, Inc. for various services.

Fortis Investors is an indirect subsidiary of Fortis AMEV and Fortis AG and is therefore under common control with Fortis Benefits. Fortis Investors' principal business address is the same as that of our Home Office. Fortis Investors is not obligated to sell any specific amount of interests under the Certificates. $110,000,000 of interests in the Fixed Account and an indefinite amount of interests in the Variable Account have been registered with the Securities and Exchange Commission.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in the opinion of Fortis Benefits are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a Certificate or related retirement plan.

NON-QUALIFIED CERTIFICATES
Section 72 of the Internal Revenue Code ("Code") governs the taxation of annuities in general. Purchase payments made under Non-Qualified Certificates are not excludible or deductible from the gross income of the Participant or any other person. However, any increase in the accumulated value of a Non-Qualified Certificate resulting from the investment performance of the Variable Account or interest credited to the Fixed Account is generally not taxable to the Participant or other payee until received by him or her, as surrender proceeds, death benefit proceeds, or otherwise. The exception to this rule is that, generally, Participants who are not natural persons ARE taxed annually on any increase in the Certificate Value. However, this exception does not apply in all cases, and you may wish to discuss this with your tax adviser.

The following discussion applies generally to Certificates owned by natural persons.

In general, surrenders or partial withdrawals under Certificates are taxed as ordinary income to the extent of the accumulated income or gain under the Certificate. If a Participant assigns or pledges any part of the value of a Certificate, the value so pledged or assigned is taxed to the Participant as ordinary income to the same extent as a partial withdrawal.

With respect to annuity payment options, although the tax consequences may vary depending on the option elected under the Certificate, until the investment in the Certificate is recovered, generally only the portion of the annuity payment that represents the amount by which the Certificate Value exceeds the
"investment   in  the  Certificate"  will  be  taxed.  In  general,  a  person's
"investment in the Certificate" is the aggregate amount of purchase payments made by him or her. After an Annuitant's or other payee's "investment in the Certificate" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, in general, the taxable portion of each annuity payment (prior to recovery of the "investment in the Certificate") is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. This dollar amount is determined by dividing the "investment in the Certificate" by the total number of expected annuity payments. For fixed annuity payments, in general, prior to recovery of the "investment in the Certificate," there is no tax on the amount of each payment which bears the same ratio to that payment as the "investment in the Certificate" bears to the total expected value of the annuity payments for the term of the payments. However, the remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all Certificates and other annuity contracts issued by us or our affiliates to the Participant within the same calendar year will be treated as if they were a single Certificate.

There is a 10% penalty under the Code on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is (1) made on or after the Participant or other payee reaches age 59 1/2, (2) made to a Beneficiary on or after death of the Participant, (3) made upon the disability of the Participant or other payee, or (4) part of a series of substantially equal annuity payments for the life or life expectancy of the Participant or the Participant and Beneficiary. Premature distributions may result, for example, from an early Annuity Commencement Date, an early surrender, partial surrender or assignment of a Certificate or the early death of an Annuitant who is not also the Participant or other person receiving annuity payments under the Certificate.

A transfer of ownership of a Certificate, or designation of an Annuitant or other payee who is not also the Participant, may result in certain income or gift tax consequences to the Participant that are beyond the scope of this discussion. A Participant contemplating any transfer or assignment of a Certificate should contact a competent tax adviser with respect to the potential tax effects of such transaction.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CERTIFICATES
In order that a Non-Qualified Certificate be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires (a) if any person receiving annuity payments dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Certificate has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the person's death; and (b) if any Participant dies prior to the Annuity Commencement Date, the entire interest in the Certificate will be distributed
(1) within five years after the date of that person's death or (2) as annuity payments which will begin within one year of that Participant's death and which will be made over the life of the Participant's designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary. However, if the Participant's designated Beneficiary is the surviving spouse of the Participant, the Certificate may be continued with the surviving spouse deemed to be the new Participant. Where the Participant or other person receiving payments is not a natural person, the required distributions provided by Section 72(A) apply upon the death of the primary Annuitant.

No regulations interpreting the requirements of Section 72(s) have yet been issued (although proposed regulations have been issued interpreting similar requirements for qualified plans). Fortis Benefits intends to review and modify the Certificate if necessary to ensure that it complies with the requirements of
Section 72(s) when clarified by regulation or otherwise.

Generally, unless the Beneficiary elects otherwise, the above requirements will be satisfied where the death occurs prior to the Annuity Commencement Date by paying the death benefit in a single sum, subject to proof of the Participant's death. The Beneficiary, however, may elect by Written Request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, particularly where the annuitant dies and the annuitant is not the Participant, the IRS may disregard the election for tax purposes and tax the Beneficiary as if a single sum payment had been made.

QUALIFIED CERTIFICATES
The Certificates may be used with several types of tax-qualified plans. The tax rules applicable to Participants, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code on behalf of an individual are excludable from the individual's gross income for tax purposes during the Accumulation Period. The portion, if any, of any purchase payment made by or on behalf of an individual under a Certificate that is not excluded from the individual's gross income for tax purposes during the Accumulation Period constitutes the individual's "investment in the Certificate." Aggregate deferrals under all plans at the employee's option may be subject to limitations.

When annuity payments begin, the individual will receive back his or her "investment in the Certificate" if any, as a tax-free return of capital. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. When payments are received as an annuity, the tax-free return of capital is treated as if received ratably over the entire period of the annuity until fully recovered (as described above with respect to Non-Qualified Certificates).


The Certificates are available in connection with the following types of retirement plans: Section 403(b) annuity plans for employees of certain tax-exempt organizations and public educational institutions; Section 401 or 403(a) qualified pension, profit-sharing or annuity plans; individual retirement annuities ("IRAs") under Section 408(b); simplified employee pension plans ("SEPs") under Section 408(k); SIMPLE IRA Plans under Section 408(p); Section 457 unfunded deferred compensation plans of public employers and tax-exempt organizations' and private employer unfunded deferred compensation plans. The tax implications of these plans are further discussed in the Statement of Additional Information under the heading "Taxation Under Certain Retirement Plans."


WITHHOLDING
Annuity payments and other amounts received under Certificates are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly from the qualified plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require Fortis Benefits to disregard the recipient's election if the recipient fails to supply Fortis Benefits with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Fortis Benefits that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION
The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investments underlying the Certificates, in order for the Certificates to be treated as annuities. Fortis Benefits believes that these diversification standards will be satisfied. Failure to do so would result in immediate taxation to Participants or persons receiving annuity payments of all returns credited to Certificates, except in the case of certain Qualified Certificates. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause Participants or persons receiving annuity payments to be treated as the owners of Variable Account assets for tax purposes. Fortis Benefits reserves the right to amend the Certificates in any way necessary to avoid any such result. The Treasury Department may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if such standards were considered not to embody a new position.

CERTAIN EXCHANGES
Section 1035 of the Code provides generally that no gain or loss will be recognized under the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange from one of these types of products into a Certificate pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code, and your investment in the Certificate will be the same as your investment in the product you exchanged out of.

Because of the complexity of these and other tax aspects in connection with an exchange, you should consult a tax adviser before making any exchange.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(B) PLANS
Section 403(b)(12) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:
    (1) elective contributions made for years beginning after December 31, 1988;
    (2) earnings on those contributions; and
    (3) earnings on amounts held as of December 31, 1988.

Distribution of these amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions made after December 31, 1988 may not be distributed in the case of hardship.
FURTHER INFORMATION ABOUT FORTIS BENEFITS

GENERAL
Fortis Benefits is engaged in the offer and sale of insurance products, including fixed and variable life insurance policies, fixed and variable annuity contracts, and group life, accident and health insurance policies. The Company markets its products to small business and individuals through a national network of independent agents, brokers, and financial institutions.

SELECTED FINANCIAL DATA
The following is a summary of certain financial data of Fortis Benefits. This summary has been derived in part from, and should be read in conjunction with, the financial statements of Fortis Benefits included elsewhere in this Prospectus.


                                                                              YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------------
                      (IN THOUSANDS)                            1996        1995        1994        1993        1992
                                                             ----------  ----------  ----------  ----------  ----------
INCOME STATEMENT DATA
  Premiums and policy charges..............................              $1,232,329  $1,022,446  $  955,053  $  967,111
  Net investment income....................................                 203,537     162,514     153,657     156,431
  Realized gains (losses) on investment....................                  55,080     (28,815)     73,623      37,928
  Other income.............................................                  33,085      35,958      27,100      26,176
                                                                         ----------  ----------  ----------  ----------
    TOTAL REVENUES.........................................              $1,524,031  $1,192,103  $1,209,433  $1,187,646
                                                                         ----------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------  ----------
  Total benefits and expenses..............................              $1,442,270  $1,157,651  $1,100,199  $1,111,530
  Federal Income taxes.....................................                  27,891      11,595      31,090      25,660
  Income before cumulative effect of accounting changes*...                  53,870      22,857      78,144      50,456
  Net income...............................................                  53,870      22,857      81,707      50,456

BALANCE SHEET DATA
  Total assets**...........................................              $5,143,012  $4,043,914  $3,584,139  $2,867,999
  Total liabilities........................................               4,431,914   3,569,717   3,052,231   2,460,445
  Total shareholder's equity**.............................                 711,098     474,197     531,908     407,554


------------------------

 * Prior-year data has not been restated for the adoption of Statements 109 and 106 in 1993 (See Note 2 of the financial statements).



** The years ended December 31, 1995, 1994 and 1993, reflect the impact of the adoption of Statement 115 (See Note 1 of the financial statements).



MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS



[To be provided by subsequent post-effective amendment]

DIRECTORS AND EXECUTIVE OFFICERS

Set forth is information concerning the Company's directors and executive officers, to the extent responsible for its variable annuity operations, together with their business experience and principal occupations for the past five years:


OFFICER-DIRECTORS
Dean C. Kopperud, 44        Senior Vice  President--Marketing  and  Sales;  also
Director since 1995         officer of affiliated companies.
Robert Brian Pollock, 42    President  and Chief Executive  Officer; before then
Director Since 1988         Senior Vice President--Life and Disability.
Thomas Michael Keller, 49   Executive Vice  President; before  then Senior  Vice
Director since 1990         President of Fortis, Inc.
OTHER DIRECTORS
Allen Royal Freedman, 57    Chairman and Chief Executive Officer of Fortis, Inc.
Chairman of the Board
since 1995
Henry Carroll Mackin, 55    Executive Vice President of Fortis, Inc.
Director Since 1990
Arie Aristide Fakkert, 53   Assistant  General  Manager of  Fortis International
Director Since 1987         N.V.
EXECUTIVE OFFICERS
Rhonda Schwartz, 38         Senior Vice President and General Counsel--Life  and
                            Investment   Products;  before  then  secretary  and
                            General Counsel of Fortis Inc.
Michael John Peninger, 42   Senior Vice President and Chief Financial Officer
Jon H. Nicholson, 47        Senior Vice President--Annuities.
Peggy L. Ettestad, 39       Senior Vice President--Life Operations; before  that
                            Vice President of General Electric Company.


Fortis Benefits' officers serve at the pleasure of the board of directors, and members of the board serve without compensation (except for expenses of
attending   board  meetings),  until  their  successors  are  duly  elected  and qualified.

Mr. Freedman is a director of Systems and Computer Technology Corporation and Genesis Health Ventures. Mr. Freedman is also a director of the following registered investment companies: Fortis Equity Portfolios, Inc.; Fortis Growth Fund, Inc.; Fortis Fiduciary Fund, Inc., Fortis Income Portfolios, Inc.; Fortis Securities, Inc.; Fortis Tax-Free Portfolios, Inc.; Fortis Money Portfolios, Inc.; Fortis Advantage Portfolios, Inc.; Fortis World Wide Portfolios, Inc.; Fortis Series Fund, Inc.; Special Portfolios, Inc.

EXECUTIVE COMPENSATION
Set forth below is certain information concerning the compensation of the executive officers of Fortis Benefits.

--------------------------------------------------------------------------------

SUMMARY COMPENSATION TABLE


                                                                  ANNUAL COMPENSATION               LONG-TERM COMPENSATION
                                                        ---------------------------------------  ----------------------------
                                                                                OTHER ANNUAL        LTIP         ALL OTHER
        NAME AND PRINCIPAL POSITION            YEAR      SALARY      BONUS      COMPENSATION       PAYOUTS    COMPENSATION (1)
-------------------------------------------  ---------  ---------  ---------  -----------------  -----------  ---------------
Robert B. Pollock                                 1996  $          $              $               $              $
 President and Chief Executive Officer            1995    300,888     84,000              0               0         14,851
                                                  1994    200,000     84,000              0               0         14,150
-----------------------------------------------------------------------------------------------------------------------------
James R. Faust                                    1995    301,121     37,150              0          47,494         14,829
 Executive Vice President--                       1994    200,000     37,150              0          51,236         12,346
 Marketing and Sales                              1993    189,785    102,100              0               0         14,150
-----------------------------------------------------------------------------------------------------------------------------
Anthony J. Rotondi                                1996    213,672     54,375              0               0         12,667
 Sr. Vice President--                             1995    150,000     54,375              0               0         12,866
 Manufacturing and Information Technology         1994
-----------------------------------------------------------------------------------------------------------------------------
William D. Greiter                                1996    210,771     38,808              0               0         12,528
 Senior Vice President                            1995    144,000     36,750              0               0         10,834
                                                  1994
-----------------------------------------------------------------------------------------------------------------------------
Michael John Peninger                             1996    206,703     39,150              0               0         12,249
 Senior Vice President and                        1995    135,000     39,150              0               0         10,116
 Chief Financial Officer                          1994


------------------------
1 This column includes contributions made by Fortis Benefits for the year for the benefit for the named individual to a defined contribution retirement plans.

LONG-TERM INCENTIVE PLAN AWARDS TABLE
(LONG-TERM INCENTIVE PLAN(1) AWARDS IN LAST FISCAL YEAR)


                                                                       PERFORMANCE OR
                                                                        OTHER PERIOD      ESTIMATED FUTURE PAYOUTS UNDER
                                                        NUMBER OF           UNTIL          NON-STOCK PRICE BASED PLANS
                                                     SHARES, UNITS OR   MATURATION OR   ----------------------------------
NAME                                                   OTHER RIGHTS        PAYOUT       THRESHOLD    TARGET      MAXIMUM
---------------------------------------------------  ----------------  ---------------  ---------  ----------  -----------
Robert B. Pollock..................................           Units         3 years      0 Units    348 Units    447 Units
James R. Faust.....................................           Units         3 years      0 Units    284 Units    852 Units
Anthony J. Rotondi.................................           Units         3 years      0 Units    170 Units    510 Units
William D. Greiter.................................           Units         3 years      0 Units    184 Units    552 Units
Michael John Peninger..............................           Units         3 years      0 Units    178 Units    534 Units


------------------------
1 Units shown in this table represent performance units granted pursuant to an Executive Incentive Compensation Plan in which officers and managers of Fortis Benefits participate. Awards are made pursuant to this plan based on the employee's position with Fortis Benefits and salary level and the extent to which the employee and Fortis Benefits meet certain performance objectives over 1- and 3-year periods. Employees may elect to defer awards payable to them under this plan.

As additional compensation to its employees and executive officers, Fortis Benefits has an Employees' Uniform Retirement Plan and an Executive Retirement Plan which generally provide an annual annuity benefit upon retirement at age 65 (or a reduced benefit upon early retirement) equal to: .9% of the employee's Average Annual compensation up to the employee's social security covered compensation, plus 1.3% of compensation above the social security covered compensation, up to $235,840, as adjusted by an index, multiplied by the employee's years of credited services.

In addition, Fortis Benefits provides an unfunded Supplemental Executive Retirement Plan for certain executives of Fortis Benefits. Mr. Pollock is the only named executive currently covered by the Plan. Under the Supplemental Executive Retirement Plan, the annual benefit is calculated by subtracting the benefit payable under the Employees' Uniform Retirement Plan and the estimated Social Security benefit from the "Target Benefit." The "Target Benefit" is equal to 50% of Final Average Salary (average salary over the final 36 consecutive months of employment) reduced for less than 20 years of service at retirement. Upon retirement prior to age 65 and after attaining age 55 with 10 years of service, special early retirement rules apply. The salary used to calculate the Final Average Salary consists of regular compensation and the annual target incentive bonus of the participant. The estimated annual benefit of Mr. Pollock, based on current compensation levels, under this plan is $33,504.

The following table illustrates the COMBINED estimated life annuity benefit payable from the Employees' Uniform Retirement Plan and Executive Retirement Plan to employees with the specified Final Average Salary and years of service upon retirement.

PENSION PLAN TABLE*

                                                     YEARS OF SERVICE
                             ----------------------------------------------------------------
FINAL AVERAGE SALARY            10         15         20         25         30         35
---------------------------  ---------  ---------  ---------  ---------  ---------  ---------
$125,000...................  $  15,213  $  22,820  $  30,426  $  38,033  $  45,640  $  53,246
 150,000...................     18,463     27,695     36,926     46,158     55,390     64,621
 175,000...................     21,713     32,570     43,426     54,283     65,140     75,996
 200,000...................     24,963     37,445     49,926     62,408     74,890     87,371
 225,000...................     28,141     42,211     56,282     70,352     84,423     98,493
 250,000+..................     29,557     44,336     59,115     73,894     88,672    103,451

------------------------

* The table excludes social security benefits. In general, for the purposes of these plans, compensation includes salary and bonuses. The credited years of service with Fortis Benefits for these individuals named in the Summary Compensation Table above are as follows: 15, 5, 22, 11, and 10, respectively.


OWNERSHIP OF SECURITIES
All of Fortis Benefits' outstanding shares are owned by Time Insurance Company, 515 West Wells, Milwaukee, Wisc. 53201, which is itself wholly owned by Fortis, Inc., One Chase Manhattan Plaza, New York, N.Y. 10005. Fortis, Inc., in turn is wholly owned by Fortis International, Inc., which is wholly owned by AMEV/VSB 1990 N.V., both of which share the same address with N.V. AMEV., Archimedeslaan 10, 3584 BA, Utrecht, The Netherlands. AMEV/VSB 1990 N.V. is 50% owned by Fortis AMEV and 50% owned, through certain subsidiaries, by Fortis AG, Boulevard Emile Jacqmain 53, 1000 Brussels, Belgium.

VOTING PRIVILEGES

In accordance with its view of current applicable law, Fortis Benefits will vote shares of each of the Portfolios which are attributable to a Certificate at regular and special meetings of the shareholders of Series Fund in proportion to instructions received from the persons having the voting interest in the Certificate as of the record date for the corresponding Series Fund shareholders meeting. Participants have the voting interest during the Accumulation Period, persons receiving annuity payments during the Annuity Period, and Beneficiaries after the death of the Annuitant or Participant. However, if the Investment Company Act of 1940 or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result Fortis Benefits determines that it is permitted to vote shares of the Portfolios in its own right, it may elect to do so.

During the Accumulation Period, the number of shares of a Portfolio attributable to a Certificate is determined by dividing the amount of Certificate Value in the corresponding Subaccount pursuant to the Certificate as of the record date for the shareholders meeting by the net asset value of one Portfolio share as of that date. During the Annuity Period, or after the death of the Annuitant or Participant, the number of Portfolio shares deemed attributable to the Certificate will be computed in a comparable manner, based on the liability for future variable annuity payments allocable to that Subaccount under the Certificate as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units credited to the Certificate and the applicable Annuity Unit value on the record date. During the Annuity Period, the number of votes attributable to a Certificate will generally decrease since funds set aside to make the annuity payments will decrease.

Fortis Benefits will vote shares for which it has received no timely instructions, and any shares attributable to excess amounts Fortis Benefits has accumulated in the related Subaccount, in proportion to the voting instructions which it receives with respect to all Certificates and other variable annuity contracts participating in a Portfolio. To the extent that Fortis Benefits or any affiliated company holds any shares of a Portfolio, they will be voted in the same proportion as instructions for that Portfolio that are received from persons holding the voting interest with respect to all Fortis Benefits separate accounts participating in that Portfolio. Shares held by separate accounts other than the Variable Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the Certificates.

Each person having a voting interest in a Subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate Portfolio. Pursuant to the procedures described above, these persons may give instructions regarding the election of the Board of Directors of Series Fund, ratification of the selection of its independent auditors, the approval of the investment managers of a Portfolio, changes in fundamental investment policies of a Portfolio and all other matters that are put to a vote by Series Fund shareholders.

LEGAL MATTERS

The legality of the Certificates described in this Prospectus has been passed upon by Douglas R. Lowe, Esquire, Associate General Counsel with the law department of Fortis Benefits. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised Fortis Benefits on certain federal securities law matters.

OTHER INFORMATION

Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Certificates discussed in this Prospectus. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus concerning the content of the Certificates and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

A Statement of Additional Information is available upon request. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                    PAGE
Fortis Benefits and the Variable Account.......           2
Calculation of Annuity Payments................           2
Postponement of Payments.......................           3
Services.......................................           4
  - Safekeeping of Variable Account Assets.....           4
  - Experts....................................           4
  - Principal Underwriter......................           4
Limitations on Allocations.....................           4
Change of Investment Adviser or Investment
 Policy........................................           4
Taxation Under Certain Retirement Plans........           5
Withholding....................................           9
Terms of Exemptive Relief in Connection With
 Mortality and Expense Risk Charge.............           9
Variable Account Financial Statements..........          10
APPENDIX A--Performance Information............         A-1

FORTIS BENEFITS FINANCIAL STATEMENTS
The financial statements of Fortis Benefits that are included in this Prospectus should be considered primarily as bearing on the ability of Fortis Benefits to meet its obligations under the Certificates. The Certificates are not entitled to participate in earnings, dividends or surplus of Fortis Benefits.


              [To be filed by subsequent post-effective amendment]

APPENDIX A--SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS
The formula which will be used to determine the Market Value Adjustment is:

        1 + I         n/12
      ----------            - 1
 (   1 + J + .005  )

Sample Calculation 1: Positive Adjustment

Amount withdrawn or transferred           $10,000
Existing Guarantee Period                 7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                7%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment

                 1 + .08         60/12
$10,000 x      ------------            - 1]  = $234.73
          [(  1 + .07 + .005  )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $10,234.73

Sample Calculation 2: Negative Adjustment

Amount withdrawn or transferred           $10,000
Existing Guarantee Period                 7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                9%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment:

                 1 + .08         60/12
$10,000 x      ------------            - 1]  = - $666.42
          [(  1 + .09 + .005  )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $9,333.58

Sample Calculation 3: Negative Adjustment

Amount withdrawn or transferred           $10,000
Guarantee Period                          7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                7.75%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment:

                  1 + .08          60/12
$10,000 x      --------------            - 1]  = - $114.94
          [(  1 + .0775 + .005  )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $9,885.06
------------------------
* Assumed for illustrative purposes only.

                 (This page has been left blank intentionally.)

APPENDIX B--SAMPLE DEATH BENEFIT CALCULATIONS
(WITHOUT ENHANCED DEATH BENEFIT)


DATE OF DEATH IS THE 3RD CERTIFICATE ANNIVERSARY

                                                                   EXAMPLE 1  EXAMPLE 2
                                                                   ---------  ---------
a.   Net Purchase Payments Made Prior to Date of Death...........  $ 20,000   $ 20,000
b.   Certificate Value on Date of Death..........................  $ 17,000   $ 25,000
Death Benefit is larger of a, and b..............................  $ 20,000   $ 25,000

DATE OF DEATH IS THE 8TH CERTIFICATE ANNIVERSARY

                                                                   EXAMPLE 3  EXAMPLE 4  EXAMPLE 5
                                                                   ---------  ---------  ---------
a.   Net Purchase Payments Made Prior to Date of Death...........  $ 20,000   $ 20,000   $ 20,000
b.   Certificate Value on 7th Certificate Anniversary............  $ 15,000   $ 30,000   $ 30,000
c.   Certificate Value on Date of Death..........................  $ 17,000   $ 25,000   $ 35,000
Death Benefit is larger of a, b, and c...........................  $ 20,000   $ 30,000   $ 35,000

DATE OF DEATH IS THE 15TH CERTIFICATE ANNIVERSARY

                                                                   EXAMPLE 6  EXAMPLE 7  EXAMPLE 8
                                                                   ---------  ---------  ---------
a.   Net Purchase Payments Made Prior to Date of Death...........  $ 20,000   $ 20,000   $ 20,000
b.   Certificate Value on 14th Certificate Anniversary...........  $ 15,000   $ 40,000   $ 40,000
c.   Certificate Value on Date of Death..........................  $ 17,000   $ 30,000   $ 50,000
Death Benefit is larger of a, b, and c...........................  $ 20,000   $ 40,000   $ 50,000

The numbers do not include any market value adjustments which might be applicable to the death benefit amount.

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
APPENDIX C--EXPLANATION OF EXPENSE CALCULATIONS
The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total Series Fund expense rate plus the annual administrative charge rate.

The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.


For example, the 3 year expense for the Growth Stock Series, as a part of a Certificate that has not elected the Enhanced Death Benefit, is calculated as follows:



          --------------------------------------------------------------------------------------------------------------
           Total Variable Account Annual Expenses                                                                  1.35%
          --------------------------------------------------------------------------------------------------------------
    +      Total Series Fund Operating Expenses
          --------------------------------------------------------------------------------------------------------------
    =      Total Expense Rate
          --------------------------------------------------------------------------------------------------------------



Year 1 Beginning Policy Value = $1000.00
Year 1 Expense = 1000.00 X     = $



Year 2 Beginning Policy Value = $
Year 2 Expense =       X     = $



Year 3 Beginning Policy Value = $
Year 3 Expense =       X     = $



So the cumulative expenses for years 1-3 for the Growth Stock Series are equal
to     +     +     = $


If the contract is surrendered, the surrender charge is the surrender charge percentage times the purchase payment minus the 10% free withdrawal amount:

Surrender Charge Percentage  X  (Initial Premium  -  10% Free Withdrawal)  =  Surrender Charge
           0.05              X    (   1000.00     -      100.00     )      =       45.00


So the total expense if surrendered is     + 45.00 = $

                 (This page has been left blank intentionally.)

                                  CERTIFICATES UNDER
                              FLEXIBLE PREMIUM DEFERRED
                   COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                           FORTIS MASTERS VARIABLE ANNUITY


                                      Issued by

                          FORTIS BENEFITS INSURANCE COMPANY


                         STATEMENT OF ADDITIONAL INFORMATION

                                     MAY 1, 1997

This Statement of Additional Information is not a Prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus for certificates under flexible premium deferred combination variable and fixed annuity contracts ("Certificates"), dated May 1, 1997. A copy of the Prospectus may be obtained without charge from Fortis Investors, Inc. 1-800-800-2638, mailing address: P.O. Box 64272, St. Paul, MN 55164. You have the option of receiving benefits under a Certificate through Fortis Benefits' Variable Account D or through Fortis Benefits' Fixed Account.

TABLE OF CONTENTS


Fortis Benefits and the Variable Account . . . . . . . . . . . . . . . . . . .2
Calculation of Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . .2
Postponement of Payments . . . . . . . . . . . . . . . . . . . . . . . . . . .3
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4
  - Safekeeping of Variable Account Assets . . . . . . . . . . . . . . . . . .4
  - Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .4
  - Principal Underwriter  . . . . . . . . . . . . . . . . . . . . . . . . . .4
Limitation on Allocations. . . . . . . . . . . . . . . . . . . . . . . . . . .4
Change of Investment Adviser or Investment Policy. . . . . . . . . . . . . . .4
Taxation Under Certain Retirement Plans. . . . . . . . . . . . . . . . . . . .4
Withholding. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
Variable Account Financial Statements. . . . . . . . . . . . . . . . . . . . .9
Appendix A -- Performance Information. . . . . . . . . . . . . . . . . . . .A-1

In order to supplement the description in the Prospectus, the following provides additional information about the Certificates and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Special Terms Used in This Prospectus."

FORTIS BENEFITS AND THE VARIABLE ACCOUNT

Fortis Benefits Insurance Company, the issuer of the Certificates, is a Minnesota corporation qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York. Fortis Benefits is a wholly-owned subsidiary of Time Insurance Company, a stock company organized under the laws of Wisconsin, which itself is a wholly-owned subsidiary of Fortis, Inc. Fortis, Inc. is a corporation based in New York, which manages the United States operations of Fortis AMEV and Fortis AG.

Fortis AMEV has been in business since 1847 and is a publicly-traded, multi-national insurance, real estate, and financial services group headquartered in The Netherlands. It is one of the largest holding companies in Europe, with subsidiary companies in twelve countries on four continents.
Fortis AMEV is the third largest insurance company in the Netherlands.

Fortis AG is a multi-national insurance, real estate and financial services firm that has been in business since 1824. It has subsidiary companies in eight countries. Fortis AG is one of the largest life insurance companies in Belgium. Fortis AMEV and Fortis AG have combined assets of approximately $160 billion.

The assets allocated to the Variable Account are the exclusive property of Fortis Benefits. Registration of the Variable Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Variable Account or of Fortis Benefits by the Securities and Exchange Commission. Fortis Benefits may accumulate in the Variable Account proceeds from charges under the Contracts and other amounts in excess of the Variable Account assets representing reserves and liabilities under Certificates and other variable annuity contracts issued by Fortis Benefits. Fortis Benefits may from time to time transfer to its General Account any of such excess amounts. Under certain remote circumstances the assets of one Subaccount may not be insulated from liability associated with another Subaccount.

Best's Insurance Reports has assigned Fortis Benefits a rating of A (Excellent) for financial position and operating performance. Fortis Benefits has a rating of AA from Standard & Poor's. As defined by Standard & Poor's, insurers rated AA offer "excellent financial security." These ratings represent such rating agencies' independent opinion of Fortis Benefits' financial strength and ability to meet policy holder obligations, but have no relevance to the performance and quality of the assets in Subaccounts of the Variable Account.

CALCULATION OF ANNUITY PAYMENTS

FIXED ANNUITY OPTION

The amount of each annuity payment under a Fixed Annuity Option is fixed and guaranteed by Fortis Benefits. Monthly fixed annuity payments will start as of the end of the Valuation Period that contains the Annuity Commencement Date. At that time, the Certificate Value , after any Market Value Adjustment, is computed and that portion of the Certificate Value which will be applied to the Fixed Annuity Option selected is determined. The amount of the first monthly payment under the Fixed Annuity Option selected will be at least as large as would result from using the annuity tables contained in the Certificate to apply such amount of Certificate Value to the annuity form selected. The dollar amounts of any fixed annuity payments after the first are specified during the entire period of annuity payments according to the provisions of the annuity form selected.

VARIABLE ANNUITY OPTION

ANNUITY UNITS. To the extent a Variable Annuity Option has been selected, we convert the Accumulation Units for each Subaccount of the Variable Account into Annuity Units for each Subaccount at their values determined as of the end of the Valuation Period which contains the Annuity Commencement Date. As of such time, any Fixed Account Value to be applied to a Variable Annuity Option is also converted, after any Market Value Adjustment, to Annuity Units in the Subaccounts selected based on the then-current Annuity Unit value. The initial number of Annuity Units in each Subaccount is determined by dividing the amount of the initial monthly variable annuity payment (see "Variable Annuity Option -- Variable Annuity Payments," below) allocable to that

Subaccount by the value of one Annuity Unit in that Subaccount as of the time of the conversion. The number of Annuity Units for each Subaccount will remain constant, as long as an annuity remains in force and the allocation among the Subaccounts has not changed.

The value of each Subaccount's Annuity Units will vary to reflect the investment experience of the Subaccount as well as charges deducted from the Subaccount. The value of each Subaccount's Annuity Units is equal to the prior value of the Subaccount's Annuity Units multiplied by the net investment factor for that Subaccount (discussed in the Prospectus under "Certificate Value") for the Valuation Period ending on that Valuation Date, with an offset for the 4% assumed interest rate used in the annuity tables of the Certificate.

VARIABLE ANNUITY PAYMENTS. Variable annuity payments start at the end of the Valuation Period that contains the Annuity Commencement Date, and will vary in amount as the related Annuity Unit values vary. The amount of the first monthly payment is shown on the annuity tables contained in the Certificate for each $1,000 of Certificate Value applied to the Variable Annuity Option selected as of the end of such Valuation Period. The first variable annuity payment is, in effect, allocated among the Subaccounts in the same proportion as the Certificate Value is allocated among the Subaccounts upon commencement of annuity payments.

Payments after the first will vary in amount and are determined on the first Valuation Date of each subsequent monthly period. If the monthly payment under the annuity form selected is based on the value of Annuity Units of a single Subaccount, the monthly payment is found by multiplying the number of the Certificate's Annuity Units for the Subaccount by the Annuity Unit value of such Subaccount as of the first Valuation Date in each monthly period following the Annuity Commencement Date. If the monthly payment under the Variable Annuity Option selected is based upon the value of Annuity Units in more than one Subaccount, this is repeated for each applicable Subaccount. The sum of these payments is the variable annuity payment.

GENDER OF ANNUITANT

The amount of each annuity payment ordinarily will be higher for a male Annuitant than for a female Annuitant with an otherwise identical Certificate. This is because, statistically, females tend to have longer life expectancies than males. However, there will be no differences between male and female Annuitants in any jurisdiction, including Montana, where such differences are not permitted. We will also make available Certificates with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Certificates that make distinctions based on gender are prohibited by law.

POSTPONEMENT OF PAYMENTS

With respect to amounts in the Subaccounts of the Variable Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Fortis Benefits at its Home Office. However, Fortis Benefits may defer the determination, application or payment of any death benefit, transfer, partial or total surrender or annuity payment, to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for Fortis Benefits to determine the investment experience for the Certificate, or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.



SERVICES

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Fortis Benefits. The assets of the Variable Account are kept segregated and held separate and apart from Fortis Benefits' other assets. Fortis Advisers, Inc., an affiliate of Fortis

Benefits, maintains records of all purchases and redemptions of shares of Fortis Series Fund, Inc. held by each of the Subaccounts of the Variable Account.

EXPERTS

The financial statements of Fortis Benefits Insurance Company appearing in the Prospectus and those of Fortis Benefits Insurance Company Variable Account D, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon also appearing in the Prospectus or this Statement of Additional Information, respectively, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

PRINCIPAL UNDERWRITER

Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Certificates, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. The offering of the Certificates is continuous, and Fortis Investors does not anticipate discontinuing the offering of the Certificates, although it reserves the right to do so. Certificates generally will be issued for Annuitants from ages zero to ninety in all states.

LIMITATIONS ON ALLOCATIONS

Under the Certificate, Fortis Benefits reserves the right to control the amount of any assets in any investment alternative. Pursuant to this authority, Fortis Benefits has established the following administrative procedures for the protection of the interests of all investors participating in Fortis Series'
Portfolios: a Participant may not invest, allocate, transfer or exchange Certificate Value into any Subaccount if the value allocated to the Subaccount under the Certificate (and under any other insurance or annuity contracts directly or indirectly controlled by the same person, jointly or individually) would immediately thereafter equal 25% or more of the related Fortis Series Portfolio's net assets. Fortis Benefits reserves the right to modify these procedures at any time.

CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise required by law or regulation, and subject to Fortis Advisers, Inc.'s right to terminate its investment advisory arrangements with Fortis Series, neither the investment adviser nor any investment policy may be changed without the consent of Fortis Benefits. No investment policy will be changed unless a statement of change is filed with and approved by the Commerce Commissioner of the State of Minnesota. If required, approval of or change of any investment objective will be filed with the Insurance Department of each state where Certificates have been delivered. The Participant (or, after annuity payments start, the payee) will be notified of any material investment policy change which has been approved. You will be notified of an investment policy change prior to its implementation by the Variable Account if your comment or vote is required for such change.

TAXATION UNDER CERTAIN RETIREMENT PLANS

Federal income tax information concerning the purchase of Certificates for specific types of retirement plans is set forth below. You should also refer to "Federal Tax Matters" in the Prospectus. The tax information provided is not comprehensive, and you should consult a qualified tax adviser before taking any action in connection with a retirement plan.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

PURCHASE PAYMENTS. Under Section 403(b) of the Internal Revenue Code ("Code"), payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Certificates for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments are, however, subject to FICA (social security) taxes.

TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) tax-deferred annuity are taxed as ordinary income to the recipient as described under "Federal Tax Matters" in the Prospectus. Taxable distributions received before the employee attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary) and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death , disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

REQUIRED DISTRIBUTIONS. Generally, distributions from Section 403(b) annuities must commence not later than April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the employee (or the employee and Beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the employee dies before his or her entire interest in the Certificate has been distributed, the employee's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Participant or Payee in the case of a Non-Qualified Certificate, as described in the Prospectus. Certain of these and other provisions are incorporated in a special endorsement attached to Certificates that are intended to qualify under Section 403(b), and reference should be made to that endorsement for its complete terms.

TAX-FREE EXCHANGES AND ROLLOVERS. The Code provides for the tax-free transfer of one Section 403(b) annuity for another Section 403(b) annuity, and the IRS has ruled (Revenue Ruling 90-24) that amounts transferred may qualify as tax-free transfers under certain circumstances. In addition, Section 403(b)(8) of the code permits tax-free rollovers from Section 403(b) programs to individual retirement annuities or other Section 403(b) programs under certain circumstances.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING OR ANNUITY PLANS

PURCHASE PAYMENTS. Subject to certain limitations prescribed by the Code, purchase payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under Section 401 or Section 403(a) of the Code are generally deductible by the employer and excluded from the taxable income of the employee for federal income tax purposes, whether made under a salary reduction agreement or directly by employer contributions.
Salary reduction payments are, however, subject to FICA (social security) taxes. Purchase payments made directly by an employee generally are made on an after-tax basis.

TAXATION OF DISTRIBUTIONS. Distributions from Certificates purchased under these qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions, as described under "Federal Tax Matters -- Qualified Plans," in the Prospectus. However, if an employee or other payee receives a "lump sum" distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attaining age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. Taxable distributions received prior to attainment of age 59 1/2 under a Certificate purchased under a qualified plan are subject to the same 10% penalty tax (and the same exceptions) as described above with respect to Section 403(b) annuities.

REQUIRED DISTRIBUTIONS. The minimum distribution requirements for these qualified plans are generally the same as described above with respect to
Section 403(b) annuities.

TAX-FREE ROLLOVERS. If, within 60 days of receipt, an employee who receives a single sum distribution transfers all of the taxable amount received to another plan qualified under Section 401 or 403(a), or to an individual retirement account or annuity as provided for under the Code, the transferred amount will not be taxed in the year of distribution. Certain "partial" distributions may also qualify for tax-free rollover treatment, but only if transferred to an individual retirement account or annuity. However, income tax may be withheld from the distribution unless the distribution is transferred directly from the qualified plan to the individual retirement account or individual retirement annuity.

INDIVIDUAL  RETIREMENT ANNUITIES

PURCHASE PAYMENTS. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation for individuals who (1) are not (and whose spouses are not) active participants in another retirement plan, (2) are unmarried and have adjusted gross income of $25,000 or less, or (3) are married and have adjusted gross income of $40,000 or less. An individual may also establish an IRA for his or her spouse if they file a joint return for the taxable year and his or her spouse earns less than the individual does for that year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the couple's combined earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustment) exceed the cut-off point ($25,000 for unmarried, $40,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000 and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000.

An individual may make non-deductible IRA contributions to the extent of (1) the lesser of $2,000 ($4,000 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contribution made with respect to the individual.

An individual may not make any contributions to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter. Contributions to a spouse's IRA may not be made for any year in which that spouse reaches age
70 1/2 or for any year thereafter.

TAXATION OF DISTRIBUTIONS. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax including distributions following the owner's death or disability or distribution in the form of an annuity for the life (or life expectancy) of the owner (or the owner and beneficiary), or distributions not in excess of deductible medical expenses or certain distributions to pay health insurance premiums after an extended period of unemployment.

REQUIRED DISTRIBUTIONS. The minimum distribution requirements for IRAs are generally the same as described above with respect to Section 403(b) annuities. Certain of these and other provisions are incorporated in a special endorsement attached to IRA Certificates, and reference should be made to that endorsement for its complete terms.

TAX-FREE ROLLOVERS. The Code permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Certificate if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS

PURCHASE PAYMENTS. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $24,000 or 15% of the employee's earned income. Employees of certain small employers may have contributions made to a special kind of SEP (SARSEP) on their behalf on a salary reduction basis if the SARSEP plan was in effect on December 31, 1996.

These salary reduction contributions may not exceed $9,500 in 1997, which is indexed for inflation. Employees of tax-exempt organizations and state or local government agencies have never been eligible for the salary reduction type of SEP.

TAXATION OF DISTRIBUTIONS. Generally, distribution payments from SEPs are subject to the same distribution rules described above for IRAs.

REQUIRED DISTRIBUTIONS. SEP distributions are subject to the same minimum required distribution rules described above for IRAs.

TAX-FREE ROLLOVERS. Generally, rollovers and direct transfers may be made to and from SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers to other IRAs, excluding SIMPLE IRAs are also possible. Special rules apply if the rollover is from a SARSEP IRA.

SECTION 408(p) SIMPLE IRA PLANS

PURCHASE PAYMENTS: Under Section 408(p) of the Code, small employers may establish a type of IRA plan referred to as a Savings Incentive Match Plan for Employees (SIMPLE Plan). An employee may contribute annually through his or her employer a pre-tax salary reduction contribution not to exceed the lesser of $6,000 or 100% of compensation. The employer must annually either (1) match the employee contribution dollar for dollar up to 3% of pay, or (2) make a 2% of pay contribution for each eligible employee regardless of whether the employee makes any salary reduction contribution. In two out of every five years, the employer has the option to reduce the matching contribution as low as 1% of pay but advance notice must be provided to employees.

TAXATION OF DISTRIBUTIONS: Generally, distributions from SIMPLE IRA Plans are subject to the same distribution rules described above for IRAs. However, if an individual withdraws any amount from his SIMPLE IRA Plan within the first two years of his or her commencement of participation in the employer's SIMPLE IRA Plan, the 10% penalty tax for premature distribution, if such tax applies, will be increased to 25%.


REQUIRED DISTRIBUTIONS: SIMPLE distributions are subject to the same minimum distribution rules described above for IRAs.

TAX-FREE ROLLOVERS: Generally, rollovers and direct transfers may be made to and from SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers or transfers to other IRAs, other than SIMPLE IRAs, are also possible but only after the second anniversary of commencement of participation in the employer's SIMPLE IRA Plan.

SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS

PURCHASE PAYMENTS. Under Section 457 of the Code, all individuals who perform services for a state or local government or governmental agency may participate in a deferred compensation program. Other tax-exempt employers may establish unfunded deferred compensation plans under Section 457 for employees and/or independent contractors.

Though not actually a qualified plan as that term is normally used, this type of program allows individuals to defer the receipt of compensation that otherwise would be currently payable and therefore to defer the payment of federal income taxes on such amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 33-1/3% of the individual's includible compensation. (Includible compensation means compensation from the employer which would be currently includible in gross income for federal tax purposes.) In addition, during the last three years before an individual attains normal retirement age, additional "catch-up" deferrals are permitted.

The amounts which are deferred may be used by the employer to purchase the Certificates offered by this Prospectus. The Certificate is owned by the employer and is subject to the claims of the employer's creditors. The employee has no rights or interest in the Certificate and is entitled only to payment in accordance with the EDCP provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an EDCP prior to separation from service or reaching age
70 1/2, except in cases of severe financial hardship. Hardship distributions are includible in the gross income of the individual in the year in which paid.

REQUIRED DISTRIBUTIONS. The distribution requirements for these qualified plans are generally the same as described above with respect to Section 403(b) annuities. However, if distributions do not commence before the employee's death, the entire interest in the Certificate must be distributed within 15 years if the beneficiary is not the employee's surviving spouse.

TAX-FREE TRANSFERS. The Code permits the tax-free direct transfer of EDCP amounts to another EDCP, subject to certain conditions. Any transfer must be with employer consent

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of tax-exempt employers entered into prior August 16, 1986, and not subsequently modified, are also subject to the rules for private taxable employer deferred compensation plans discussed below. (Unfunded deferred compensation plans of other tax-exempt employers are generally subject to the requirements of Section 457.)

These types of programs allow individuals to defer receipt of up to 100% of compensation which would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts. Purchase payments made by the employer, however are not immediately deductible by the employer, and the employer is currently taxed on any increase in Certificate Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Certificate is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Certificate and is entitled only to payment from the employer's general assets in accordance with plan provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

EXCESS DISTRIBUTIONS--15% TAX.

Certain persons, particularly those who participate in more than one tax-qualified retirement plan, may be subject to an additional tax of 15% on certain excess aggregate distributions from those plans. In general, excess distributions are taxable distributions for all tax qualified plans in excess of a specified annual limit for payments made in the form of an annuity (currently $160,000) or five times the annual limit for lump sum distributions.

WITHHOLDING

Annuity payments and other amounts received under Certificates are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require Fortis Benefits to disregard the recipient's election if the recipient fails to supply Fortis Benefits with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Fortis Benefits that the TIN provided by the recipient is incorrect.

VARIABLE ACCOUNT FINANCIAL STATEMENTS

[to be filed by subsequent post-effective amendment]

APPENDIX A

PERFORMANCE INFORMATION

In advertising and other sales material for the Certificates, yield and total return information for the Subaccounts of the Variable Account may be included. The information below provides investment results for the indicated Subaccounts of the Separate Account. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

YIELD CALCULATIONS

Yield information for the Money Market Subaccount will be based on the seven days ended on a specified date. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account (after the deduction of all asset based charges) having a balance of one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return , and multiplying the base period return by (365/7), with the resulting yield figure carried to the nearest hundredth of one percent. The seven day yield for the Money Market Subaccount as of December 31, 1996 was ____%.

An effective yield may also be quoted for the Money Market Subaccount. Effective yield is calculated by compounding the current yield as follows:

                                                                  365/7
 . . . . . . . . . . . .Effective Yield = [(Base Period Return + 1)     ]  - 1

The seven day effective yield for the Money Market Subaccount as of December 31, 1996 was ____%.

Yield information for the other Subaccounts will be based on the thirty days ended on a specified date and carried to the nearest hundredth of a percent, according to the following formula:

                       A-B      6
                 2 [ ( --- + 1 )  - 1 ]
                       CD
Where:
A = net investment income earned during the period by the Portfolio whose shares are owned by the Subaccount,

B = expenses accrued for the period,

C = the average daily number of Accumulation Units outstanding during the period, and

D = the offering price per Accumulation Unit at the end of the last day of the period.

The following table sets figures for the thirty days ended December 31, 1996.

     Subaccount                      Yield
     ----------                      -----
     U.S. Government Securities. . . . . %
     Diversified Income. . . . . . . . . %
     High Yield. . . . . . . . . . . . . %
     Global Bond . . . . . . . . . . . . %

TOTAL RETURN CALCULATIONS

Total return information will be given for the one year and five year periods ended on a specific date, provided that, if the registration statement has been effective for a Subaccount only during a shorter period, then such shorter period will be used.

AVERAGE ANNUAL TOTAL RETURN

Total average annual compounded rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:

                  n
          P(1 + T)  = CSV

Where:    P = a hypothetical initial purchase payment of $1000,

          T = average annual total return,

          n = number of years, and

          CSV = end of period Cash Surrender Value of hypothetical $1000 purchase payment made at the beginning of the period.

The following table shows total average annual rates of return for the period indicated:

                            ONE YEAR       FIVE YEAR         COMMENCEMENT OF
                            PERIOD ENDED   PERIOD ENDED      SUBACCOUNT (1) TO
SUBACCOUNT                  DEC. 31, 1996  DEC. 31, 1996(1)  DEC. 31, 1996
----------                  -------------  ----------------  --------------
Growth Stock
U.S. Government Securities
Diversified Income
Asset Allocation
Global Growth
High Yield
Growth & Income
Aggressive Growth
Global Bond
Global Asset Allocation
International Stock
Value
Blue Chip Stock
S & P 500 Index
------------------------
(1) Commencing with effective date of initial registration statement for Global Growth Subaccount on May 1, 1992, U.S. Government Securities Subaccount on May 1, 1989, High Yield Subaccount, Growth & Income Subaccount, and Aggressive Growth Subaccount on May 1, 1994, Global Bond Subaccount, Global Asset Allocation Subaccount, International Stock Subaccount on January 2, 1995, Value Subaccount, Blue Chip Stock Subaccount, and S & P 500 Index Subaccount on January 1, 1996, and for all other Subaccounts on May 2, 1988.

CUMULATIVE TOTAL RETURN

Total cumulative rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:


     CTR = CSV - P  100
           -------
              P

Where:    P = a hypothetical initial purchase payment of $1,000,

     CTR = cumulative total return, and

     CSV = end of period Cash Surrender Value of hypothetical $1,000 purchase payment made at the beginning of the period.

                           ONE-YEAR       FIVE-YEAR         COMMENCEMENT OF
                           PERIOD ENDED   PERIOD ENDED      SUBACCOUNT (1) TO
SUBACCOUNT                 DEC. 31, 1996  DEC. 31, 1996(1)  DEC. 31, 1996
----------                 -------------  ----------------  --------------
Growth Stock
U.S. Government Securities
Diversified Income
Asset Allocation
Global Growth
High Yield
Growth & Income
Aggressive Growth
Global Bond
Global Asset Allocation
International Stock
Value
Blue Chip Stock
S & P 500 Index
--------------------------

(1) Commencing with effective date of initial registration statement for Global Growth Subaccount on May 1, 1992, U.S. Government Securities Subaccount on May 1, 1989, High Yield Subaccount, Growth & Income Subaccount and Aggressive Growth Subaccount on May 1, 1994, Global Bond Subaccount, Global Asset Allocation Subaccount, International Stock Subaccount on January 2, 1995, Value Subaccount, Blue Chip Stock Subaccount, and S & P 500 Index Subaccount on January 1, 1996, and for all other Subaccounts on May 2, 1988.

Yield figures do not reflect any surrender charge, and yield and total return figures do not reflect any premium tax charge. Yield and total return figures do reflect the reimbursement of certain Fortis Series expenses. Current Fixed Account effective annual rates of interest may also be quoted in advertising and other sales materials, and these rates do not reflect any deductions or charges.

Fortis Benefits may advertise its relative performance as compiled by outside organizations. Following is a list of ratings services which may be referred to in advertisements, along with the category in which the applicable Subaccount is included:

          Rating Service                               Category
          --------------                               --------

                             Aggressive Growth Subaccount

          Morningstar Publications, Inc.               Aggressive Growth
          Lipper Analytical Services, Inc.             Small Company Growth


                               Global Growth Subaccount

          Morningstar Publications, Inc.               International Stock
          Lipper Analytical Services, Inc.             Global

                               Growth Stock Subaccount

          Morningstar Publications, Inc.               Growth
          Lipper Analytical Services, Inc.             Capital Appreciation


                             Growth and Income Subaccount

          Morningstar Publications, Inc.               Growth and Income
          Lipper Analytical Services, Inc.             Growth and Income

                             Asset Allocation Subaccount

          Morningstar Publications, Inc.               Balanced
          Lipper Analytical Services, Inc.             Flexible Portfolios

                                High Yield Subaccount

          Morningstar Publications, Inc.               High Yield
          Lipper Analytical Services, Inc.             High Current Yield


                            Diversified Income Subaccount

          Morningstar Publications, Inc.               Corporate Bond
          Lipper Analytical Services, Inc.             General Bond



                              U.S. Government Subaccount

          Morningstar Publications, Inc.               U.S. Government Bond
          Lipper Analytical Services, Inc.             U.S. Government


                               Money Market Subaccount

          Morningstar Publications, Inc.               Money Market
          Lipper Analytical Services, Inc.             Money Market


                            International Stock Subaccount

          Morningstar Publications, Inc.               International Stock
          Lipper Analytical Services, Inc.             International Equity


                          Global Asset Allocation Subaccount

          Morningstar Publications, Inc.               Balanced
          Lipper Analytical Services, Inc.             Global Flexible


                                Global Bond Subaccount

          Morningstar Publications, Inc.               International Bond
          Lipper Analytical Services, Inc.             World Income
                                         A-4

                             Aggressive Growth Subaccount

          Morningstar Publications, Inc.               Aggressive Growth
          Lipper Analytical Services, Inc.             Small Company Growth


                             Growth and Income Subaccount

          Morningstar Publications, Inc.               Growth and Income
          Lipper Analytical Services, Inc.             Growth and Income


                                High Yield Subaccount

          Morningstar Publications, Inc.               High Yield
          Lipper Analytical Services, Inc.             High Current Yield


                              Blue Chip Stock Subaccount

          Morningstar Publications, Inc.               Growth
          Lipper Analytical Services, Inc.             Growth


                                   Value Subaccount

          Morningstar Publications, Inc.               Growth
          Lipper Analytical Services, Inc.             Growth


                              S & P 500 Index Subaccount

          Morningstar Publications, Inc.               Growth & Income
          Lipper Analytical Services, Inc.             S & P 500 Index

                                        PART C
                                  OTHER INFORMATION


Item 24. FINANCIAL STATEMENT AND EXHIBITS

a.  Financial Statements included in Part A:

    With Respect to Fortis Benefits Insurance Company:

    [to be filed by subsequent post-effective amendment]

         Report of Independent Auditors.

         Balance Sheets for the years ended December 31, 1996 and 1995.

         Statements of Income, Statements of Changes in Shareholder's Equity and Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994.

         Notes to Financial Statements.

         Financial Statements included in Part B:

    With Respect to Variable Account D of Fortis Benefits Insurance Company:

    [to be filed by subsequent post-effective amendment]

         Report of Independent Auditors.

         Statement of Net Assets for the year ended December 31, 1996.

         Statements of Changes in Net Assets for the year ended
         December 31, 1996, 1995 and 1994.

         Notes to Financial Statements.

b.  Exhibits:

    1. Resolution of the Board of Directors of Fortis Benefits Insurance Company effecting the establishment of Variable Account D (incorporated by reference from Form N-4 of Fortis Benefits and its Variable Account D filed on December 31, 1987, File No. 33-19421).

    2.   Not applicable.


    3. (a) Form of Principal Underwriter and Servicing Agreement (incorporated by reference from Form N-4 registration statement filed by Fortis Benefits and its Variable Account D on January 11, 1994, File No. 33-73986);

         (b) Form of Amendment to Principal Underwriting Agreement (incorporated by reference from Form N-4 Registration Statement filed by Fortis Benefits and its Variable Account D on January 11, 1994, File No. 33-73986);

         (c) Form of Dealer Sales Agreement (incorporated by reference from Form N of Registration Statement of Fortis Benefits filed December 22, 1994, File No. 33-19421);

    4. (a) Form of Combination Fixed and Variable Group Annuity Contract Including Contract Application Form (included as part of Post-Effective Amendment to this Form N-4 Registration Statement filed March 2, 1992);

         (b) Form of Certificate to be used in connection with Contract filed as Exhibit 4 (a) (included as part of Post-Effective Amendment No. 1 to this Form N-4 Registration Statement filed March 2,
              1992);

         (c) Form of Fixed and Variable Annuity Contract (included as part of Post-Effective Amendment No. 2 to this Form N-4 Registration Statement filed April 30, 1992);

         (d) Form of IRA Endorsement (included as part of Pre-effective Amendment No. 1 to this Form N-4 Registration Statement filed March 28, 1991);

         (e) Form of Section 403(b) Annuity Endorsement (included as part of Pre-effective Amendment No. 1 to this Form N-4 Registration Statement filed March 28, 1991);

         (f) Form of Endorsement (filed as a part of Post-Effective Amendment No. 8 to this Form N-4 registration statement filed April 27,
              1995);

         (g) Nursing Care/Hospitalization Waiver of Surrender Charge Rider (incorporated by reference from Form N-4 Registration Statement filed by Fortis Benefits and its Variable Account D on April 27, 1995, File No. 33-19421).

         (h)  Enhanced Death Benefit Rider--filed herewith.

    5. (a) Form of Application (including telephone transfer authorization form) to be used in connection with Certificate filed as
              Exhibit 4(b) (included as part of Post-Effective Amendment No. 1 to this Form N-4 Registration Statement filed March 2, 1992);

         (b) Form of Application (including telephone transfer authorization form) to be used in connection with Contract filed as Exhibit 4(c) (included as part of Post-Effective Amendment No. 2 to this Form N-4 Registration Statement filed April 30, 1992);

         (c) Annuity Contract Exchange Form (incorporated by reference from 1933 Act Pre-Effective Amendment No. 1 to Form N-4 registration statement filed by Fortis Benefits and its Variable Account D on April 18, 1988, File No. 33-19421).

    6. (a) Articles of Incorporation of Fortis Benefits Insurance Company (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on March 17, 1986, File No. 33-03919);

         (b) By-laws of Fortis Benefits Insurance Company (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on March 17, 1986, File
              No. 33-03919);

         (c) Amendment to Articles of Incorporation and Bylaws dated November 21, 1991 (included as part of Post-Effective Amendment No. 1 to this Form N-4 Registration Statement filed March 2,
              1992).

    7.   None.

    8.   None.

    9. Opinion and consent of Douglas R. Lowe, Esq., Assistant General Counsel of Fortis Benefits Insurance Company, as to the legality of the securities being registered (included as part of the original filing of this Form N-4 Registration Statement filed on November 1, 1990).

    10. (a) Consent of Ernst & Young LLP. [to be filed by subsequent post-effective amendment]

         (b) Power of Attorney for Messrs. Freedman, Mackin, Keller and Pollock (incorporated by reference from Form S-6 Registration Statement of Fortis Benefits and its Variable Account C filed on December 17, 1993, File No. 33-73138).

    11. Financial Statement Schedules. [to be filed by subsequent post-effective amendment]

    12.  Not applicable.

    13. Schedules of computation of each performance quotation provided in the registration statement pursuant to Item 21. [to be filed by subsequent post-effective amendment]

    14. Financial Data Schedules--not applicable since financials were previously filed.

Item 25. DIRECTORS AND OFFICERS OF FORTIS BENEFITS

    The directors, executive officers, and, to the extent responsible for variable insurance product operations, other officers of Fortis Benefits are listed below.

NAME AND PRINCIPAL
 BUSINESS ADDRESS
------------------
                                        OFFICES WITH DEPOSITOR
                                        ----------------------
OFFICER-DIRECTORS
-----------------

Robert Brian Pollock (4)                President and Chief Executive
                                        Officer

Thomas Michael Keller (5)               President--Fortis Healthcare

Dean C. Kopperud (1)                    President--Fortis Financial
                                        Group

OTHER DIRECTORS
---------------

Allen Royal Freedman (2)                Chairman of the Board

Henry Carroll Makin (2)

Arie Aristide Fakkert (3)

OTHER OFFICERS
--------------

Michael John Peninger (4)               Senior Vice President and
                                        Chief Financial Officer

Peggy L. Ettestad (1)                   Senior Vice President - Life
                                        Operations

Rhonda J. Schwartz(1)                   Senior Vice President and
                                        General Counsel--Life and
                                        Investment Products

Jon H. Nicholson (1)                    Senior Vice President --
                                        Annuities

---------------------------
(1)  Address:  Fortis Benefits Insurance Company, P.O. Box 64271,
               St. Paul, MN 55164.

(2)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(3)  Address:  Fortis AMEV, Archmideslaan 10, 3584 BA Utrecht, The Netherlands.

(4)  Address:  2323 Grand Avenue, Kansas City, MO 64108.

(5)  Address:  515 West Wells, Milwaukee, WI 53201.

Item 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

     Variable Accounts C and D of Fortis Benefits Insurance Company are separate accounts of Fortis Benefits. These separate accounts, certain separate accounts assumed from St. Paul Life Insurance Company, and Fortis Series Fund, Inc. may be deemed to be controlled by Fortis Benefits, although Fortis Benefits follows voting instructions of variable insurance contract owners with respect to voting on certain important matters in connection with these entities. All of these entities are created under Minnesota law and are the funding media for variable life insurance and annuity contracts issued or assumed by Fortis Benefits.

     The chart indicating the persons controlled by or under common control with Fortis Benefits is hereby incorporated by reference from the response to
Item 26 in Post-Effective Amendment No. 24 to this Form N-4 registration statement filed on April 28, 1994. Fortis Benefits has no subsidiaries.

Items 27.      NUMBER OF CONTRACT OWNERS

     As of March 31, 1997 there were __________
[to be filed by subsequent post-effective amendment] Certificate owners under Contracts.

Item 28.  INDEMNIFICATION

     Pursuant to the Principal Underwriter and Servicing Agreement filed as
Exhibit 3(a) and (b) to this Registration Statement and incorporated herein by this reference, Fortis Benefits has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for damages and expenses arising out of certain material misstatements and omissions in connection with the offer and sale of the Certificates, unless the misstatement or omission was based on information supplied by Fortis Investors; provided, however, that no such indemnity will be made to Fortis Investors or its controlling persons for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations under such agreement. This indemnity could apply to certain directors, officers or controlling persons of the Separate Account by virtue of the fact that they are also agents, employees or controlling persons of Fortis Investors. Pursuant to the Principal Underwriter and Servicing Agreement, Fortis Investors has agreed to indemnify Variable Account D, Fortis Benefits, and each of its officers, directors and controlling persons for damages and expenses (1) arising out of certain material misstatements and omissions in connection with the offer and sale of the Certificates, if the misstatement or omission was based on information furnished by Fortis Investors or (2) otherwise arising out of Fortis Investors' negligence, bad faith, willful misfeasance or reckless disregard of its responsibilities. Pursuant to its Dealer Sales Agreements, a form of which is filed as Exhibit 3(c) and (d) to this registration statement and is incorporated herein by this reference, firms that sell the Certificates agree to indemnify Fortis Benefits, Fortis Investors, the Separate Account, and their officers, directors, employees, agents, and controlling persons from liabilities and expenses arising out of the wrongful conduct or omissions of said selling firm or its officers, directors, employees, controlling persons or agents.

     Also, Fortis Benefit's By-Laws (see Article VI, Section 5 thereof, which is incorporated herein by reference from Exhibit 6(b) to this Registration Statement) provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Fortis Benefits or the Separate Account pursuant to the foregoing provisions, or otherwise, Fortis Benefits and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Fortis Benefits of expenses incurred or paid by a director, officer or controlling person of Fortis Benefits or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  PRINCIPAL UNDERWRITERS

(a)  Fortis Investors, Inc. is the principal underwriter for Variable
     Account D. Fortis Investors, Inc. also acts as the principal underwriter for the following registered investment companies (in addition to Variable Account D and Fortis Series Fund, Inc.): Variable Account C of Fortis Benefits, Variable Account A of First Fortis Life Insurance Company, Fortis Advantage Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Fiduciary Fund, Inc., Fortis Growth Fund, Inc., Fortis Money Portfolios, Inc., Fortis Tax-Free Portfolios, Inc., Fortis Income Portfolios, Inc., and Special Portfolios, Inc.

(b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Fortis Investors, Inc.:

Name and Principal                       Positions and Offices
 Business Address                           with Underwriter
------------------                       ---------------------

Robert W. Beltz, Jr.*                    Vice President

Mark C. Cadalbert*                       Compliance Officer

Tamara L. Fagely*                        Fund Accounting Officer

Thomas D. Gualdoni*                      Vice President

Joanne M. Herron*                        Assistant Treasurer

John E. Hite*                            2nd Vice President and
                                         Assistant Secretary

Carol M. Houghtby*                       2nd Vice President and Treasurer

Dean C. Kopperud*                        President and Director

Scott R. Plummer*                        2nd Vice President and
                                         Corporate Counsel

------------------------
*     Address:  500 Bielenberg Drive, Woodbury, Mn 55125.

 (c) None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 thereunder are maintained by Fortis Benefits, Fortis Investors, Inc. and Fortis Advisers, Inc., at 500 Bielenberg Drive, Woodbury, Minnesota 55125.

Item 31.  MANAGEMENT SERVICES

     None.

Item 32.  UNDERTAKINGS

     The Registrant hereby undertakes:

     (a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) To include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free phone number, postcard, or similar written communication affixed to or included in the Prospectus that the applicant can call or remove to send for a Statement of Additional Information;

     (c) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) that the fees and charges imposed under the provisions of the Contract covered by this registration statement, in the aggregate, are reasonable in relation to the services to be rendered by the Registrant associated with the Contracts, the expenses to be incurred by the Registrant associated with the Contracts, and the risks assumed by the Registrant associated with the Contracts.

     The Registrant intends to rely on the no-action response dated November 28, 1988 from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amended Registration Statement to be signed on its behalf in the City of St. Paul, State of Minnesota on this 15th day of February, 1997.

                         VARIABLE ACCOUNT D OF
                         FORTIS BENEFITS INSURANCE COMPANY
                         (Registrant)

                         By: FORTIS BENEFITS INSURANCE COMPANY

                         By:      /s/ Robert Brian Pollock
                             -----------------------------------------
                              Robert Brian Pollock, President

                         FORTIS BENEFITS INSURANCE COMPANY

                         By:      /s/ Robert Brian Pollock
                             -----------------------------------------
                              Robert Brian Pollock, President

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons, in the capacities indicated, on February 15, 1997.

SIGNATURE                                TITLE WITH FORTIS BENEFITS
---------                                --------------------------


*
 ------------------------
 Allen R. Freedman                       Chairman of the Board

*
 ------------------------
 Henry Carrol Mackin                     Director

*
 ------------------------
 Thomas Michael Keller                   Director

 -------------------------
 Arie Aristide Fakkert                   Director

   /s/ Dean C. Kopperud
 ----------------------------
 Dean C. Kopperud                        Director

   /s/ Robert Brian Pollock
 ----------------------------
 Robert Brian Pollock                    President and Director
                                         (Chief Executive Officer)

   /s/ Michael John Peninger
 ----------------------------
 Michael John Peninger                   Senior Vice President,
                                         Controller and Treasurer
                                         (Principal Accounting Officer
                                         and Principal Financial
                                         Officer)

*By:  /s/ Robert Brian Pollock
     --------------------------
     Robert Brian Pollock
     Attorney-in-Fact

                                    EXHIBIT INDEX







     4(h)      Enhanced Death Benefit Rider